Securities Act Registration No. 333-181176 Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on July 26, 2022

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. ___	□
Post-Effective Amendment No. 94	☐
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 95	☐

Victory Portfolios II

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144

(Address of Principal Executive Offices)

(877) 660-4400

(Area Code and Telephone Number)

With copy to:
Charles Booth	Christopher K. Dyer	Jay G. Baris
Citi Fund Services Ohio, Inc.	Victory Portfolios II	Sidley Austin LLP
4400 Easton Commons, Suite 200	4900 Tiedeman Road, 4th Floor	787 Seventh Avenue
Columbus, Ohio 43219	Brooklyn, OH 44144	New York, New York 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement. It is proposed that this filing will become effective:

□Immediately upon filing pursuant to paragraph (b)

□On (date) pursuant to paragraph (b)

□60 days after filing pursuant to paragraph (a)(1)

□On (date) pursuant to paragraph (a)(1)

☒75 days after filing pursuant to paragraph (a)(2)

□ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

□This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION | PRELIMINARY PROSPECTUS | DATED AS OF July 26, 2022

Prospectus

VictoryShares WestEnd U.S. Sector ETF ( )

October [ ], 2022

Listed and traded on:

The Nasdaq Stock Market, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VictorySharesLiterature.com 866-376-7890

Table of Contents

Fund Summary	1
VictoryShares WestEnd U.S. Sector ETF	1
Additional Fund Information	8
Investments	9
Risk Factors	10
Organization and Management of the Fund	18
Investing with Victory	20
How to Buy and Sell Shares	22
Distribution and Service Plan	24
Distributions and Taxes	24
Other Information	26
Financial Highlights	28
Appendix – Related Performance Information of Similar	A-1
Accounts

VictoryShares WestEnd U.S. Sector ETF Summary

Investment Objective

The VictoryShares WestEnd U.S. Sector ETF (the "Fund") seeks to provide long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(paid directly from your investment)None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40]%
Other Expenses1	[0.11]%
Acquired Fund Fees and Expenses	[0.14]%
Total Annual Fund Operating Expenses	[0.65]%
Fee Waiver/Expense Reimbursement2	([0.17])%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement2	[0.48]%

1

2

"Other Expenses" reflect estimated expenses that the Fund expects to bear in the current fiscal year.

Victory Capital Management Inc., the Fund's investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least [October , 2023] so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed [0.34]%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[49]	$[191]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

VictoryShares WestEnd U.S. Sector ETF Summary

Principal Investment Strategy

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. companies that are classified in one or more of the following sectors published by The Global Industry Classification Standard ("GICS®"): (1) Communication Services; (2) Consumer Discretionary; (3) Consumer Staples; (4) Energy; (5) Financials; (6) Health Care; (7) Industrials; (8) Information Technology; (9) Materials;

(10)Real Estate; and (11) Utilities ("GICS® Sectors"). The Fund will invest in equity securities and in shares of exchange-traded funds ("ETFs") that primarily invest in equity securities in the GICS® Sectors. GICS® is an independent, industry classification system that assigns classifications based on an issuer's primary business activity.

The Adviser serves as the Fund's investment adviser. WestEnd Advisors, LLC ("WestEnd" or the "Sub- adviser"), an affiliated investment franchise of the Adviser, serves as the Fund's investment sub-adviser.

In selecting portfolio securities, the Sub-adviser uses a top-down, macroeconomic (as defined below), sector- focused approach in building a U.S. equity portfolio emphasizing active sector allocation and avoidance. The Sub-adviser seeks to achieve favorable returns by investing in GICS® Sectors based on its evaluation of economy-wide ("macroeconomic") events and data, such as the total amount of goods and services produced, the level of unemployment, interest rates and the general behavior of prices.

After formulating its outlook, the Sub-adviser then allocates investments to equity securities or ETFs with a focus on one or more of the GICS® Sectors that the Sub-adviser believes will benefit from economic conditions that may lead to higher profits, revenues or growth. The Sub-adviser attempts to avoid allocations to GICS® Sectors that it believes will suffer from economic conditions that may lead to lower profits, revenue or growth. The Sub-adviser adjusts its allocations and avoidance as its outlook evolves over the course of the economic and market cycle. The Sub-adviser considers each GICS® Sector's relative economic sensitivity in conjunction with its macroeconomic outlook in making allocation decisions. The Sub-adviser believes that patterns of relative sector performance that tend to play out over the economic cycle can be harnessed to anticipate sector outperformance.

The investment selection process is designed to balance the intended sector exposures with the costs and risks of each investment. Generally, the Sub-adviser expects the Fund to hold investments that expose the Fund to four to six GICS® Sectors, with the maximum exposure to a single sector being no more than 35% of the Fund's net assets at the time of purchase. The Fund may hold investments that expose the Fund to more or fewer GICS® Sectors as conditions warrant.

From time to time, the Fund will focus its investments in one or more economic sectors. As of the date of this Prospectus, the Fund expects that it will have significant investments in the Health Care, Industrials and Information Technology sectors.

2

VictoryShares WestEnd U.S. Sector ETF Summary

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Investing in Other ETFs — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder of an ETF. As a result, the Fund's investments in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).

Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund may make significant investments. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile.

Health Care Sector Risk — Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may adversely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.

Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources or personnel. The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.

Communications Services Sector Risk — Companies in the communication services sector may be dominated by a small number of companies which may lead to additional volatility. These

3

companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances, social media trends and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company's profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunication services companies.

Consumer Discretionary Sector Risk — Companies in the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending and may be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Consumer Staples Sector Risk — Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, and product cycles. They are subject to government regulation affecting their products, which may negatively impact such companies' performance. Consumer staples companies depend heavily on disposable household income and consumer spending and may be adversely affected by changes impacting consumer spending. Companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile.

Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be adversely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services and other factors that they cannot control. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

Materials Sector Risk — Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.

Real Estate Sector Risk — Companies in the real estate sector, including real estate investment trusts ("REITs"), are subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions, obsolescence of properties, changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company's market, and environmental problems. The real estate sector is particularly sensitive to economic downturns and changes to interest rates.

4

Utilities Sector Risk — Companies in the utilities sector may be adversely affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact these companies. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to companies in the industrial sector. The utilities sector also can be significantly affected by financing difficulties, changes in taxation, natural resource conservation, and commodity price fluctuations.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Limited History of Operations — The Fund is new and, therefore, has a limited history of operations for investors to evaluate.

Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Exchange-Traded Fund ("ETF") Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:

Not Individually Redeemable — The Fund's shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.

Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.

Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.

Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.

5

Intraday Indicative Value ("IIV") Risk — The Exchange intends to disseminate the approximate per share value of the Fund's published basket of securities ("Deposit Securities") every 15 seconds (the "intraday indicative value" or "IIV"). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings.

Management Risk — The Fund is actively managed. The Adviser's judgments about a particular security, markets, or investment strategy may prove to be incorrect and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

6

VictoryShares WestEnd U.S. Sector ETF Summary

Investment Performance

No performance information is presented since the Fund does not yet have a full calendar year of performance. Performance data for the Fund is available online at www.VictorySharesLiterature.com or by calling 1-866-376- 7890. A fund's performance is not necessarily an indication of how that fund will perform in the future.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

WestEnd Advisors, LLC

Portfolio Managers

	Title	Tenure with the Fund
Fritz Porter, CFA	Portfolio Manager	Since [	] 2022
Ned Durden	Portfolio Manager	Since [ ] 2022
Ty Peebles, CFA, CPA	Portfolio Manager	Since [	] 2022

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of [25,000] shares (each block of shares is called a "Creation Unit"). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants ("APs") that have entered into agreements with the Fund's distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the "bid-ask spread").

For recent information about the Fund, including the Fund's NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.

Tax Information

The Fund's distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through an account maintained by a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

7

Additional Fund Information

The VictoryShares WestEnd U.S. Sector ETF (the "Fund") is organized as an exchange-traded fund ("ETF").

This and the following sections describe additional information about the principal investment strategies that the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The Fund's Statement of Additional Information ("SAI") includes more information about the Fund, its investments, and the related risks.

Under adverse, unstable or abnormal market conditions, the Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund's expenses.

A security may be sold when the Adviser determines: (i) the security's price is no longer justifiable or (ii) the investment is no longer appropriate for the Fund's portfolio. In addition, a portion of a security holding may be sold if, due to an increase in value, the holding exceeds a pre-determined percentage of the total market value of the Fund's portfolio.

The Fund's investment objective and policy to invest under normal market conditions at least 80% of its assets in equity securities of U.S. companies that are classified in one or more GICS® Sectors is non- fundamental and may be changed without shareholder approval by the Board of Trustees upon at least 60 days' written notice to shareholders. For purposes of the Fund's 80% investment policy, "assets" means the Fund's net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending.

If you would like to receive additional copies of any materials, please call the Victory Funds at 866-376-7890 or please visit VictoryFunds.com.

8

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy.

U.S. Equity Securities

Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Investment Companies

The Fund will invest in securities of other investment companies, in particular ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies.

Additional Fund Strategies. The Adviser may use several types of investments and investment techniques in pursuing the Fund's overall investment objectives. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but which the Adviser does not consider to be a part of the Fund's principal investment strategy. Additional types of securities and strategies that the Fund may utilize are included in the Fund's SAI.

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.

9

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund Summary section of this Prospectus. The Fund's exposure to the risks discussed below may be through the Fund's direct investments or through the Fund's investments in ETFs.

There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Fund. The Fund, by itself, is not intended to be a complete investment program.

Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities and rights and warrants, may fluctuate, sometimes rapidly or unpredictably. The Fund may continue to accept new subscriptions and make additional investments in equity securities even under general market conditions that the Fund's investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company's assets in case of liquidation, common stock, are entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer's operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.

Exchange-Traded Fund ("ETF") Structure Risk — The Fund is structured as an ETF, and as a result, is subject to special risks, including:

Not Individually Redeemable — Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.

Trading Issues — Although the shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.

Market Price Variance Risk — Individual shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares.

10

Risk Factors

There may be times when the market price and the NAV vary significantly, and you may pay more than NAV when buying shares on the secondary market (a premium), and you may receive less than NAV when you sell those shares (a discount). The market price of shares, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to NAV and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Fund's investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

International Closed Market Trading Risk — The Fund's underlying securities may trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause shares to trade at a premium or discount to NAV.

Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. In addition, there is no obligation for market makers to make a market in the Fund's shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.

Intraday Indicative Value ("IIV") Risk — The Exchange intends to disseminate the approximate per share value of the Fund's published basket of securities "Deposit Securities" every 15 seconds (the "intraday indicative value" or "IIV"). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. For securities traded outside of the U.S., the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close which could affect premiums and discounts between the IIV and the market price of the Fund's shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings. The Fund, the Adviser, the Sub-adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV and make no warranty as to the accuracy of these calculations.

Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in- cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax- efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

11

Risk Factors

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as COVID-19, may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.

Investing in Other ETFs — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder of an ETF. As a result, the Fund's investments in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. In addition, the Fund bears all risks of investment strategies employed by ETFs in which it invests. The Fund does not control the investments of these ETFs, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. ETFs may trade in the secondary market (i.e., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).

Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Limited History of Operations — The Fund is a new ETF with limited to no history of operations for investors to evaluate. The Fund and the Adviser are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to management of other types of accounts. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and may cause shareholders to incur expenses of liquidation.

12

Risk Factors

Limited Portfolio Risk — The Fund may hold a fewer portfolio securities than more diverse funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.

Management Risk —The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used in managing the Fund's portfolio will not produce the desired results.

Market Risk — Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and changes in interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility for the Fund. Equity securities tend to be more volatile than debt securities.

13

Risk Factors

Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, the Fund may make significant investments in one or more sectors, each of which entails associated risks. Additionally, the Fund's performance may be more volatile when the Fund's investments are focused in a particular sector. Additional risks associated with certain sectors are discussed below:

Health Care Sector Risk — To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company's patents may adversely affect that company's profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

Industrials Sector Risk - Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Information Technology Sector Risk — Information technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet- related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

14

Risk Factors

Communications Services Sector Risk — Companies in the communication services sector may be dominated by a small number of companies which may lead to additional volatility. These companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances, social media trends and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company's profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk — Companies in the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending and may be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. These companies may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand.

Consumer Staples Sector Risk — Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, and product cycles. They are subject to government regulation affecting their products, which may negatively impact such companies' performance. Consumer staples companies depend heavily on disposable household income and consumer spending and may be adversely affected by changes impacting consumer spending. Companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change. These companies may be subject to severe price competition.

Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be adversely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services and other factors that they cannot control. These companies may also be significantly impacted by the supply of, and demand for, specific products or commodities, such as oil and natural gas, the prices of which can have significant volatility. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Financials Sector Risk — Companies within the financials sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when

15

interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Materials Sector Risk — Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.

Real Estate Sector Risk — Companies in the real estate sector, including REITs, are subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions, obsolescence of properties, changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company's market, and environmental problems. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. As the demand for, or prices of, real estate increase, the value of the Fund's investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of an investment.

Utilities Sector Risk — Companies in the utilities sector may be adversely affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact these companies. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to companies in the industrial sector. The utilities sector also can be significantly affected by financing difficulties, changes in taxation, natural resource conservation, restrictions on operations and increased costs and delays associated with compliance with environmental regulations, and commodity price fluctuations. Renewable and alternative energy companies in the utilities sector can be significantly affected by obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices, including the supply of and demand for oil and gas, and supply and demand of alternative energy fuels and energy conservation.

16

Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.

Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for the Fund. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral. In determining whether to lend securities, the Adviser or the Fund's securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

17

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.

The Investment Adviser

The Adviser serves as the investment adviser to the Fund pursuant to an investment management agreement. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of [ ], 2022, the Adviser managed and advised assets totaling in excess of $[ ] billion for individual and institutional clients. The Adviser's principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Adviser's WestEnd investment franchise, the Fund's Sub-adviser, is responsible for the day-to-day investment management of the Fund.

The Investment Sub-Adviser

The Adviser's WestEnd investment franchise is responsible for the day-to-day investment management of the Fund. The Adviser has entered into an Investment Sub-advisory Agreement with WestEnd. WestEnd is compensated directly by the Adviser and not by the Fund. WestEnd is a Delaware limited liability company located at 1001 Morehead Square Drive, Suite 600, Charlotte, North Carolina 28203. It provides investment management services to client discretionary accounts with assets totaling approximately $[ ] billion] as of [ ], 2022.

For its services, the Adviser will be paid advisory fees, before waivers, at an annual rate of [ ]% of the average daily net assets of the Fund.

See "Fund Fees and Expenses" for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.

A discussion of the Board of Trustees' most recent considerations in approving the Advisory Agreement will be included in the Fund's semi-annual report for the period ended December 31.

Portfolio Management

Fritz Porter, CFA is the Chief Investment Officer and a Portfolio Manager at WestEnd, which became an investment franchise of the Adviser on December 31, 2021. Mr. Porter has been with WestEnd since 2008. Prior to joining WestEnd, Mr. Porter held asset management and investment banking positions at Wachovia Securities, U.S. Trust, and State Street Global Advisors. Mr. Porter received his B.A. degree from Davidson College and his MBA from Duke University's Fuqua School of Business. Mr. Porter holds the Chartered Financial Analyst designation.

Ned Durden is the Chief Investment Strategist and a Portfolio Manager at WestEnd, which became an investment franchise of the Adviser on December 31, 2021. Mr. Durden has been with WestEnd since 2006. Before joining WestEnd, Mr. Durden was a Director at the MONY Group. Mr. Durden is a graduate of the University of Virginia, Darden School of Business (MBA) and his law degree from the University of Virginia School of Law (JD).

Ty Peebles, CFA, CP is a Portfolio Manager at WestEnd, which became an investment franchise of the Adviser on December 31, 2021. Mr. Peebles has been with WestEnd since 2014. Prior to joining WestEnd, Mr. Peebles worked at Global Endowment management, an Outsourced Chief Investment Officer (OCIO) service to endowments and foundations and Ernst & Young LLP as a Certified Public Accountant (CPA). Mr.

18

Peebles received his B.A in Economics from the University of North Carolina at Chapel Hill and Master of Accounting degree from the University of North Carolina's Kenan-Flagler Business School. Mr. Peebles holds the Chartered Financial Analyst designation.

The Fund's SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Fund.

19

Investing with Victory

Share Price

The net asset value ("NAV") of the Fund generally is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. In the event of an emergency or other disruption in trading on the NYSE, the Fund's NAV will be determined based upon the close of the NYSE. The NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (NAV = (assets-liabilities)/number of shares). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment's primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("Nasdaq") National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio investments' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The value of the Fund's securities may change on days when shareholders are not able to purchase and redeem the Fund's shares if the Fund has portfolio securities that primarily are traded in foreign markets that are open on weekends or other days when the Fund does not price its shares. If events materially affecting the value of a security in the Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

20

Share Price

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund's NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Premium/Discount Information

Since investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices, the Fund's shares will trade at market prices. The market price of shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

For recent information about the Fund, including the Fund's NAV, market price, premiums and discounts, and bid ask spreads visit www.vcm.com.

21

How to Buy and Sell Shares

Shares of the Fund will be listed for trading on the Exchange under the ticker symbol listed on the cover of this Prospectus. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The commission is often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell smaller amounts of shares. You may also pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for shares of the Fund based on the Fund's trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity.

Only an Authorized Participant ("AP") may engage in creation or redemption transactions directly with the Fund. The Fund's APs are institutions and large investors, such as market makers or other large broker-dealers, which have entered into a Participation Agreement with the Fund's distributor to undertake the responsibility of obtaining or selling the underlying assets needed to purchase or redeem, respectively, Creation Units of the Fund. APs may acquire shares directly from the Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per share only in large blocks, or Creation Units, of [25,000] shares. Purchases and redemptions directly with a Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The trading prices of the Fund's shares in the secondary market generally differ from the Fund's daily NAV and are affected by market forces such as the supply of and demand for shares and shares of underlying investments held by the Fund, economic conditions and other factors. Information regarding the intraday indicative value ("IIV") of the Fund will be disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund's shares are primarily listed or by market data vendors or other information providers. The IIV is based on the current market value of the securities and/or cash included in the Fund's published basket of securities. However, the IIV should not be viewed as a "real-time" update of the NAV per share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The IIV does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV may not reflect estimated accrued interest, dividends and other income, or Fund expenses. The IIV generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in the Fund's IIV basket. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares and the Fund does not make any warranty as to the accuracy of these values.

22

How to Buy and Sell Shares

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Frequent Purchases and Redemptions of Fund Shares

The Fund's shares can only be purchased and redeemed directly from the Fund by APs in Creation Units. Direct trading by APs is critical to ensuring that the Fund's shares trade at or close to NAV. The cash to be contributed to (or received from) the Fund in connection with a Creation Unit generally is negligible compared to the total amount of the trade. A Fund with exposure to non-U.S. securities employs fair valuation pricing to minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. In addition, the Fund impose transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances.

Trading of the Fund's shares by individual shareholders occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains.

Given this structure, the Board has determined that it is not necessary to monitor for frequent in-kind purchases and redemptions of shares or market timing activity by the APs or on the shares' secondary market.

Other Payments to Financial Intermediaries

If you purchase Fund shares through an investment professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, Victory Capital (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees Victory Capital receives from the Fund, to affiliated and unaffiliated dealers or other investment professionals and service providers for distribution, administrative and/or shareholder servicing activities. Victory Capital also may reimburse the distributor (or the distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other investment professionals for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, these types of payments may create an incentive for a dealer or investment professional or its representatives to recommend or offer shares of the Fund to its customers. You should ask your dealer or investment professional for more details about any such payments it receives.

23

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund's shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day's next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund's portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares' in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•The Fund makes distributions,

•You sell your shares listed on the Exchange, and

•You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, the Fund ordinarily declares and pays dividends from net investment income, if any, monthly, and net realized capital gains, if any, annually. The Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. Dividends from the Fund's net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) that are properly designated as such are taxable to you as long-term capital gains (at the 20% maximum rate referred to above for non- corporate shareholders) regardless of how long you have held the Fund's shares. Dividends from the Fund's net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income (other than qualified dividend income).

24

Distributions and Taxes

Dividends from the Fund's qualified dividend income (i.e., dividends received on stock of most domestic and certain foreign corporations), if any, that are properly designated as such are taxable to non-corporate shareholders at long-term capital gain rates, provided that the Fund and the shareholder satisfy certain holding period and other requirements. The Fund's dividends also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions.

In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash.

Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of (and in reduction of) your basis in the shares and any excess amount will be treated as capital gain.

If the NAV at the time a shareholder purchases shares of the Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund's ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled "TAXES—Foreign Shareholders" in the SAI for details.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

A nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership is generally exempt from U.S. federal income or withholding tax on gains realized on the sale or other disposition of shares of the Fund.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP's aggregate basis in the securities surrendered plus any cash it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service ("Service"), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized on the purchase or redemption of Creation Units will generally be treated as long-term capital gain or loss if the securities surrendered to purchase the Creation Units or the Creation Units, as applicable, have been held for more than one year and as short-term capital gain or loss if the securities surrendered or the Creation Units, as applicable, have been held for one year or less.

25

Distributions and Taxes

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See "TAXES" in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund's obligation to report basis information to the Service.

Backup Withholding

By law, the Fund is required to withhold 24% of your distributions and proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Foreign Account Tax Compliance Act

Under the "Foreign Account Tax Compliance Act," unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by the Fund to such entities. See the section entitled "TAXES—Foreign Shareholders" in the SAI for details.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws.

Other Information

Investment Company Securities

Section 12(d)(1) of the 1940 Act limits investments by investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest beyond the limits set forth in Section 12(d)(1) subject to rules and regulations adopted under applicable law, including that such investment companies enter into an agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in

26

Other Information

the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Fund's shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Portfolio Holdings Disclosure

A description of the Fund policies regarding disclosure of the securities in the Fund's portfolio is found in the Statement of Additional Information. The Fund's portfolio is disclosed daily on the Fund's website at www.VictorySharesLiterature.com. Shareholders may also request portfolio holdings schedules at no charge by calling toll free 1-866-376-7890.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 1-866-376-7890, and they will be delivered promptly.

While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.

Other Disclosures

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Foreside Fund Services, LLC ("Foreside"). Foreside is a member of FINRA. Victory Capital is not affiliated with Foreside. The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI®") and Standard & Poors ("S&P"). Neither GICS®, MSCI nor S&P are affiliated with the Fund, Victory Capital or WestEnd.

27

Financial Highlights

No financial information is presented as the Fund had not yet commenced operations prior to the date of this Prospectus.

28

Appendix – Related Performance Information of Similar Accounts

The VictoryShares WestEnd U.S. Sector ETF (the "Fund") has recently commenced operations and has no performance history. WestEnd Advisors, LLC (the "Sub-adviser") manages other advisory accounts that have substantially similar investment objectives, policies and investment strategies as the Fund and the table below provides supplemental performance information for the WestEnd Advisors, LLC composite which is a composite of such accounts (the "Composite"). The Composite performance information does not represent performance of the Fund. It is provided to illustrate the past performance of the Sub-adviser in managing the Composite against the S&P 500 Index, which is the Composite's and the Fund's benchmark (the "Index"). The Fund's portfolio management team is the same team that is responsible for managing the accounts that constitute the Composite.

The historical performance data for the Composite should not be considered a substitute for the Fund's performance, and should not be considered an indication of the Fund's future performance. You should not assume that the Fund will have the same performance as the Composite. An investment in the Fund can lose value. The Composite includes accounts that are not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore are not subject to certain investment restrictions, diversification requirements, and other regulatory requirements imposed by the 1940 Act or by the Internal Revenue Code of 1986. If those accounts had been registered under the 1940 Act, the performance results might have been lower. Although the Fund and the Composite have substantially similar investment objectives, policies and investment strategies, differences in asset size and cash flows may result in differences in security selection, relative weightings or differences in the price paid for certain securities. As such, the investments held by the Fund may not be identical to the investments held by the Composite and the future performance of the Fund will differ from the performance of the Composite.

The Composite's net performance information is calculated in accordance with GIPS®, created and administered by the CFA Institute. This method of calculating performance differs from the SEC's standardized methodology that will be used to calculate the Fund's performance and may result in an average annual total return that may be higher than that derived from the SEC's standardized methodology.

AVERAGE ANNUAL TOTAL % RETURNS AS OF [12/31/21]

Composites	Inception Date		1 Year		3 Years		5 Years		Since
Inception of
Composite
Composite (net	[	]	[	]	[	]	[	]	[ ]
of fees)
[Index]	[	]	[	]	[	]	[	]	[ ]

A-1

4900 Tiedeman Road, 4th Floor Brooklyn, OH 44144

Statement of Additional Information (SAI): The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictorySharesLiterature.com, by contacting the Fund at the following address or telephone number, or by contacting your financial intermediary.

By telephone:	By mail:
Call VictoryShares at	VictoryShares
866-376-7890	4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov, or after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number 811-22696

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION | PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION |

DATED AS OF

July 26, 2022

VICTORYSHARES

STATEMENT OF ADDITIONAL INFORMATION

October [ ], 2022

VictoryShares West End U.S. Sector ETF (GICS)

(the "Fund")

The Fund is a series of Victory Portfolios II (the "Trust")

Listed and traded on:

The NASDAQ Stock Market, LLC

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's prospectus, dated [ ], 2022 as it may be amended or supplemented from time to time (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus of the Fund can be obtained without charge upon request made to Victory Funds, 4900 Tiedeman Rd. Brooklyn, OH 44144, US, at www.VictorySharesLiterature.com or by calling toll free 1-866-376-7890.

TABLE OF CONTENTS

GENERAL INFORMATION	2
INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS	3
INVESTMENT PRACTICES, INSTRUMENTS AND RISKS	6
DETERMINING NET ASSET VALUE ("NAV") AND VALUING PORTFOLIO SECURITIES	19
PERFORMANCE COMPARISON	21
PURCHASE AND REDEMPTION OF SHARES	22
MANAGEMENT OF THE TRUST	29
INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS	38
RULE 12b-1 PLAN	45
CODE OF ETHICS	46
PROXY VOTING POLICIES AND PROCEDURES	46
PORTFOLIO TRANSACTIONS AND BROKERAGE	48
DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS	52
TAXES	52
ADDITIONAL INFORMATION	61

GENERAL INFORMATION

The Fund isa series of the Trust (formerly named "Compass EMP Funds Trust"), a Delaware statutory trust organized on April 11, 2012. The Trust is registered as an open-end management investment company. The Trust currently consists of 26 series of beneficial interests ("shares"). This SAI relates to the shares of one series of the Trust.

Victory Capital Management Inc. (the "Adviser" or "Victory Capital") is the Fund's investment adviser. The Fund's investment objective(s), restrictions and policies are more fully described below and in the Fund's Prospectus. The Trust's Board of Trustees (the "Board" or "Trustees") may organize and offer shares of a new fund or liquidate a Fund at any time.

Much of the information contained in this SAI expands on subjects discussed in the Fund's Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.

The Fund's shares are offered at net asset value ("NAV") only in aggregations of [25,000] shares (each a "Creation Unit"). The Fund will issue and redeem Creation Units principally in exchange for a basket of securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. The Fund [is approved] for listing on The Nasdaq Stock Market, LLC ("Nasdaq" or the "Exchange"). Shares trade on the Exchange at market prices that may be below, at, or above NAV. The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

The Fund reserves the right to offer creations and redemptions of shares for cash. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See "Purchase and Redemption of Shares" below.

Shares of the Fund are listed for trading and trade throughout the day on Nasdaq.

In order to provide additional information regarding the indicative value of shares of the Fund, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated "intraday indicative value" ("IIV") for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

Investment Objectives

The Fund's investment objective is non-fundamental, meaning it may be changed by a vote of the Trustees without a vote of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund will achieve its investment objective.

Investment Policies and Limitations of the Fund

Unless a policy of the Fund is expressly deemed to be a fundamental policy of the Fund, changeable only by an affirmative vote of the holders of a majority of that the Fund's outstanding voting securities, the Fund's policies are non-fundamental and may be changed without a shareholder vote.

The Fund may, following notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund's Prospectus.

The Fund's classification and sub-classification is a matter of fundamental policy. The Fund is classified as an open- end investment company. The Fund is sub-classified as a diversified investment company, which under the Investment Company Act of 1940, as amended (the "1940 Act") means that, with respect to 75% of the Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to obligations of the U.S. Government, its agencies or instrumentalities and securities of other investment companies). A diversified Fund is not subject to this limitation with respect to the remaining 25% of its total assets. In addition, the Fund has elected to qualify as a "regulated investment company" under the United States Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must meet certain diversification requirements as determined at the close of each quarter of each taxable year. The Code's diversification test is described in "TAXES."

The policies and limitations stated in this SAI supplement the Fund's investment policies set forth in the Fund's Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid investments at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust's Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Investment Policies and Limitations of the Fund

The following investment policies and limitations are fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined under the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. Portions of the Fund's fundamental investment restrictions (e.g., references to "except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction") provide the Fund with flexibility to change limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow the Board to respond efficiently to these kinds of developments without the delay and expense of a shareholder meeting.

Senior Securities

The Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any "senior security," other than borrowing from a bank (subject to a requirement to maintain 300% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when- issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the "Delayed-Settlement Securities Provision").

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception").

Borrowing

The Fund may not borrow money, except as permitted under the 1940 Act, or by order of the SEC and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

The Fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no action letters, interpretations, and other pronouncements issued from time to time by regulatory authorities, including the SEC and its staff. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including the proceeds of borrowings, less liabilities excluding borrowings) of not less than 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% are subject to the minimum 300% asset coverage requirement. If the value of the assets set aside to meet the 300 percent asset coverage were to decline below 300% due to market fluctuations or other causes, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and comply with the 300% minimum asset coverage requirement, even in circumstances where it is considered disadvantageous from an investment perspective to sell securities at that time or at the prices then available.

Underwriting, Purchasing Securities on Margin, or Participating on a Joint Basis

The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act"), in the disposition of restricted securities.

Real Estate

The Fund may not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in the following: (i) securities or other instruments backed by real estate; (ii) securities of real estate operating companies; or (iii) securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities.

Concentration

The Fund may not concentrate its investments in a particular industry, as the term "concentration" is used in the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction. This restriction shall not prevent the Fund from investing all of its assets in a "master" fund that has adopted similar investment objectives, policies and restrictions.

Concentration means investing more than 25% of the Fund's net assets in a particular industry or a specified group of industries.

Commodities

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Lending

The Fund may not make loans, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction. Generally, the 1940 Act prohibits loans if a fund's investment policies do not permit loans, and if the loans are made, directly or indirectly, to persons deemed to control or to be under common control with the registered investment company.

Non-Fundamental Investment Policies and Limitations of the Fund

The following investment policies restrictions are non-fundamental and may be changed by a vote of a majority of the Trustees.

•The Fund may not purchase the securities of other registered investment companies, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

•The Fund may purchase and redeem shares issued by a money market fund without limit, provided that either:

(1)the acquiring Fund pays no "sales charge" or "service fee" (as each of those terms is defined in the FINRA Conduct Rules); or (2) the Adviser waives its advisory fee in an amount necessary to offset any such sales charge or service fee. For purposes of this investment restriction, a "money market fund" is either:

(1)an open-end investment company registered under the 1940 Act and regulated as a money market fund in accordance with Rule 2a-7 under the 1940 Act; or (2) a company that is exempt from registration as in investment company under Sections 3(c)(1) or 3(c)(7) of the 1940 Act and that: (a) limits its investments to those permitted under Rule 2a-7 under the 1940 Act; and (b) undertakes to comply with all the other requirements of Rule 2a-7, except that, if the company has no board of directors, the company's investment adviser performs the duties of the board of directors

•The Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

•The Fund may not invest more than 15% of its net assets in illiquid investments. Illiquid investments are generally any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Such investments include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(a)(2) of the 1933 Act, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Victory Capital, under oversight of the Board, determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

INVESTMENT PRACTICES, INSTRUMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Fund described in each Prospectus, the Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services.

Cover

Transactions using certain derivative instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

Assets used as "cover" or held in a segregated account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to "cover" derivative instruments could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Derivatives

The use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments such as stocks and bonds. Derivatives may have varying degrees of volatility at different times, or under different market conditions, and may perform in unanticipated ways. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Under circumstances in which such instruments are expected by the Adviser to aid in achieving the Fund's investment objective, the Fund may buy and sell certain types of derivatives. Derivatives are instruments that derive their value from the value of one or more underlying assets, reference rates or indices, and may include futures contracts, options on futures contracts, swaps, options on currencies, securities, and securities indices. Derivatives also may possess the characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and therefore, possess the risks of both futures and securities investments.

Permissible derivative instruments include "market access products," which offer synthetic exposure to an underlying local foreign stock. They include, for example, equity-linked notes, warrants, zero strike options, and total return swaps. Market access products are subject to the same risks as direct investments in securities of foreign issuers. If the underlying stock decreases in value, the market access product will decrease commensurately. In addition, market access products are subject to counterparty risk due to the fact that the security is issued by a broker. If the broker suffers a significant credit event and cannot perform under the terms of an agreement, a market access product may lose value regardless of the strength of the underlying stock.

Derivatives, such as futures contracts; options on currencies, securities, and securities indexes; options on futures contracts; and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund also may use strategies that involve simultaneous short and long positions in response to specific market conditions, such as where the Adviser anticipates unusually high or low market volatility.

The Adviser may enter into derivative positions for either hedging or non-hedging purposes. The term "hedging" is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to equitize the cash or cash- equivalent portion of the Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any "senior security," other than borrowing from a bank (subject to a requirement to maintain 300% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and non-standard settlement cycle securities, the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the "Delayed-Settlement Securities Provision").

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception").

Equity Securities

The Fund will invest in equity securities, and may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over- the-counter market, as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), global depositary receipts ("GDRs"), and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors. Equity securities generally have greater volatility than debt securities.

Exchange-Traded Funds ("ETFs")

The Fund will invest in ETFs, which are, with a few exceptions, open-end investment companies that trade throughout the day. ETFs trade on stock exchanges. Because they trade like a stock, they offer trading flexibility desired by both individuals and institutions. The value of the underlying securities held by an ETF is a major factor in determining an ETF's price. However, ETFs do not necessarily trade at their NAV. The price of an ETF also is determined by supply and demand and, as a result, the share price of an ETF may trade at a premium or discount to its NAV.

The Fund will be exposed to the same risks of the ETFs' holdings as the ETFs themselves in direct proportion to the allocation of the Fund's assets among those ETFs. Fund shareholders also will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, the ETFs in which the Fund invests are typically "passive investors" that invest in the securities and sectors contained in the indexes they seek to track without regard for or analysis of the prospects of such securities or sectors ("Passive ETFs"). A Passive ETF may invest in all of the securities in such index or in a representative sample of such securities.

Passive ETFs generally do not attempt to take defensive positions in volatile or declining markets or under other conditions. Furthermore, Passive ETFs usually are not able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between a Passive ETF and the index it seeks to track can be due to, among other factors, the expenses that the Passive ETF pays, regulatory constraints, investment strategies, techniques undertaken by the Passive ETF and changes to an underlying index. There also may be a lack of correlation between the securities in an index and those actually held by a Passive ETF. The performance of a fund that invests in such an ETF could be adversely impacted. In addition, although ETFs (both active and passive) are generally listed on securities exchanges, there can be no assurances that an active trading market for such ETFs will be maintained. Secondary market trading in the ETFs also may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the ETFs will continue to be met or will remain unchanged.

Futures Contracts

The Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly-traded contracts to buy or sell an underlying asset or group of assets, such as a currency, interest rate, or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant ("FCM"), effecting the futures transaction, an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin" or "variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts are: (i) imperfect correlation between the change in market value of the stocks held by the Fund and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures on securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.

Initial Public Offerings ("IPOs")

The Fund may invest in IPOs, which subject the Fund to the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a potentially small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance may decline, which could reduce the Fund's performance.

Lending of Securities

The Fund may, from time to time, lend securities from its portfolios to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations. Under the Fund's current practices (which are subject to change), the Fund must receive initial collateral at least equal to the maintenance requirements (e.g., 102% for U.S. equity securities and 105% for non-U.S. securities). This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities. The lending agent receives a pre-negotiated percentage of the net earnings on the investment of the collateral. The Fund will not lend portfolio securities to: (a) any "affiliated person" (as that term is defined in the 1940 Act) of the Fund; (b) any affiliated person of the Adviser; or (c) any affiliated person of such an affiliated person. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate loans and regain the right to vote if that is considered important with respect to the investment. The Fund will enter into loan arrangements only with broker-dealers, banks or other institutions that either the Adviser or the lending agent has determined are creditworthy under guidelines established by the Board. Although these loans are fully collateralized, there are risks associated with securities lending. The Fund's performance could be hurt if a borrower defaults or becomes insolvent, or if the Fund wishes to sell a security before its return can be arranged. The return on invested cash collateral will result in gains and losses for the Fund. The Fund will limit its securities lending to 33- 1/3% of its total assets.

Limitations and Risks of Options and Futures Activity

The Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Adviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Historically, advisers of registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, and swaps), such as the Fund, have been excluded from regulation as Commodity Pool Operators ("CPOs") pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5. In February 2012, the CFTC announced substantial amendments to the permissible exclusions, and to the conditions for reliance on the permissible exclusions, from registration as a CPO. To qualify for an exclusion under these amendments to CFTC Regulation 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts, and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions, determined at the time the most recent position was established, may not exceed 5% of the Fund's NAV (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are "in-the-money" at the time of purchase are "in-the-money") or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund's NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to qualify for an exclusion, the Fund must satisfy a marketing test, which requires, among other things, that the Fund not hold itself out as a vehicle for trading commodity interests. The amendments to CFTC Regulation 4.5 became effective on April 24, 2012. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely affect the Fund.

The Adviser currently claims an exclusion (under CFTC Regulation 4.5) from registration as a CPO with respect to the Fund and, in its management of the Fund, intends to comply with one of the two alternative trading limitations described above and the marketing limitation. Complying with the trading limitations may restrict the Adviser's ability to use derivatives as part of the Fund's investment strategies. Although the Adviser expects to be able to execute the Fund's investment strategies within the limitations, the Fund's performance could be adversely affected. In addition, new rules may limit the availability of certain derivatives, may make the use of derivatives by portfolios more costly and may otherwise adversely impact the performance and value of derivatives.

Liquidity Determinations

The Fund may invest up to 15% of its net assets in illiquid investments. Rule 22e-4 under the 1940 Act defines illiquid investments as investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Illiquid investments include investments subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act and securities that are otherwise not readily marketable (e.g., because trading in the investments is suspended or because market makers do not exist or will not entertain bids or offers). Investments that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. The Fund may be unable to dispose of illiquid investments promptly or at reasonable prices and may experience difficulty in satisfying redemption requests from shareholders. The Fund may have to register restricted investments in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of investments.

A large institutional market exists for certain securities that are not registered under the 1933 Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the 1933 Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. ("FINRA").

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the 1933 Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations ("NRSROs") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

The Fund has adopted a liquidity risk management program designed to meet the requirements of the rules under the 1940 Act related to liquidity.

Options on Futures Contracts

The Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

The trading of options on futures contracts entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches. In addition, a Fund utilizing options on futures contracts is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Fund in connection with such transactions.

The Fund may also purchase and write options on futures contracts with respect to each of their respective Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when a Fund is not fully invested, it may purchase a call option on an index futures contract to hedge against a market advance.

Options on Securities and Securities Indexes

The Fund may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can be used to establish either a long or a short position, depending upon whether the Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying asset at the exercise price during the option period.

Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered; that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk; that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges. Among the options that the Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves, except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities, but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, commodities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index ("CPI"). Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total Return.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity, or other instrument or measure to which they are indexed, and also may be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities also are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, the U.S. Treasury and certain other U.S. government agencies. In calculating the Fund's dividends, if any, index-based adjustments may be considered income.

Preferred Stocks

The Fund may invest in preferred stocks, which represent a class of capital stock. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. Preferred stockholders do not ordinarily enjoy any of the voting rights of common stockholders. Most preferred stock is cumulative, meaning that if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. Typically, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. However, an adjustable-rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the U.S. Treasury bill rate or other money market rates. A convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred, which behaves more like a fixed income bond. The main benefit to owning preferred stock is that the investor has a greater claim on the company's assets than common stockholders. Preferred stockholders always receive their dividends, and in the event the company goes bankrupt, are paid off before common stockholders. The Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Securities of Other Investment Companies

General. The Fund may invest in securities of other investment companies, including ETFs and money market funds, subject to statutory limitations prescribed by the 1940 Act or rules, regulations or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund's total assets in securities of any one investment company or more than 10% of total assets in securities of all investment companies.

Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Fund may invest in certain other investment companies (including ETFs and money market funds) and business development companies beyond the statutory limits described above or otherwise provided that certain conditions are met. Some of those investment companies may be funds for which the Adviser or any of their affiliates serves as investment adviser, administrator or distributor.

Additionally, to the extent that any Fund serves as an "acquired fund" to another Victory Fund or unaffiliated investment company, the Fund's ability to invest in other investment companies and private funds may be limited and, under these circumstances, the Fund's investments in other investment companies and private funds will be consistent with applicable law and/or exemptive rules adopted by or exemptive orders obtained from the SEC. For example, to the extent the Fund serves as an acquired fund in a fund of funds arrangement in reliance on Rule 12d1-4 under the 1940 Act, the Fund would be prohibited from purchasing or otherwise acquiring the securities of an investment company or private fund if, after such purchase or acquisition, the aggregate value of the Fund's investments in such investment companies and private funds would exceed 10% of the value of the Fund's total assets, subject to limited exceptions.

The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. The Fund may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

As a shareholder of an investment company, the Fund indirectly will bear its proportionate share of any management fees and other expenses paid by such investment company in addition to the fees and expenses the Fund bears directly in connection with its own operations. These securities represent interests in professionally managed portfolios that may invest in various types of instruments pursuant to a wide range of investment styles. The Fund would also bear the risk of all of the underlying investments held by the other investment company. An investment company may not achieve its investment objective.

Exchange-Traded Funds. ("ETFs") are investment companies, many of which pursue investment objectives to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Certain ETFs are actively managed portfolios rather than being based upon an underlying index. ETF shares are sold initially in the primary market in units, often consisting of 50,000 or more shares ("creation units"). A creation unit represents a bundle of securities or commodities that replicates, or is a representative sample of, a particular index or commodity and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF's underlying portfolio securities. A Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions. See "Exchange-Traded Funds ('ETFs')" below.

Unit Investment Trusts. ("UITs") are investment companies that hold a fixed portfolio of securities until the fixed maturity date of the UIT. The Fund would generally only purchase UITs in the secondary market for cash, which would result in the payment of commissions.

Risk Factors Associated with Investments in ETFs and UITs. ETF and UIT shares are subject to the same risk of price fluctuation due to supply and demand as any other stock traded on an exchange, which means that a Fund could receive less from the sale of shares of an ETF or UIT it holds than it paid at the time it purchased those shares. Furthermore, there may be times when the exchange halts trading, in which case a Fund owning ETF or UIT shares would be unable to sell them until trading is resumed. There can be no assurance that an ETF or UIT will continue to meet the listing requirements of the exchange or that an active secondary market will develop for shares. In addition, because ETFs and UITs invest in a portfolio of common stocks or other instruments or commodities, the value of an ETF or UIT could decline if prices of those instruments or commodities decline. An overall decline of those instruments or commodities comprising an ETF's or UIT's benchmark index could have a greater impact on the ETF or UIT and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF or UIT is unable to replicate the performance of the chosen benchmark index. There may be times when the market price for an ETF or UIT and its NAV vary significantly and the Fund may pay more than (premium) or less than (discount) NAV when buying shares on the secondary market. The market price of an ETF's or UIT's shares includes a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that the shares may trade at a discount to NAV and the discount is likely to be greatest when the price of shares is falling fastest.

Other risks associated with ETFs and UITs include the possibility that: (i) an ETF's or UIT's distributions may decline if the issuers of the ETF's or UIT's portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF or UIT could be terminated. Should termination occur, the ETF or UIT could have to liquidate its portfolio securities when the prices for those securities are falling. In addition, inadequate or irregularly provided information about an ETF or UIT or its investments, because ETFs and UITs are generally passively managed, could expose investors in ETFs and UITs to unknown risks. Actively managed ETFs are also subject to the risk of underperformance relative to their chosen benchmark.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury e.g., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. A Fund may also invest in Treasury Inflation-Protected Securities ("TIPS"). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index ("CPI"). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Obligations of U.S. government agencies and instrumentalities are not necessarily backed by the full faith and credit of the U.S. Treasury, but rather of the government agency or instrumentality itself (see "United States Government Agency Obligations," below.) Although a Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them in the global markets. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.

Recent Market Conditions and Events

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and are moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which also may affect the value of the Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of the Fund's investments, increase uncertainty in or impair the operation of the United States or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy and the value of the Fund's investments. Outbreaks of illnesses and diseases, such as severe acute respiratory syndrome (SARS), influenza of various types and, most recently, COVID-19, or other similarly infectious diseases, may have material adverse impacts on the Fund and its performance. Epidemics and/or pandemics, such as COVID-19, have and may further result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, significant challenges to healthcare service preparation and delivery, and quarantines and stay-at-home orders, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of COVID-19, and other epidemics and/or pandemics that may arise in the future, may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses. The impact of public health crises, including COVID-19, may last for an extended period of time.

The U.S. federal government and certain foreign central banks have taken a variety of unprecedented actions to stabilize the economy and calm the financial markets and may continue to do so, but the ultimate impact of these efforts and interventions is uncertain. In the future, the U.S. federal government or other governments may take actions that could affect the overall economy as well as the securities in which the Fund invests, the markets in which they trade, or the issuers of such securities, in ways that cannot necessarily be foreseen at the present time. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the "Fed"), have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and changes to interest rates. Certain of those policy changes, for example, have been or are being implemented or considered in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates, and again in 2020 with large stimulus initiatives intended to respond to economic stresses stemming from the COVID-19 pandemic. The impact of infectious diseases in developing and emerging market countries, however, may be greater due to less established health care systems and fewer government resources to bolster their economies. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries.

In the past, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the repricing of credit risk in credit markets and the failure of major domestic and international financial institutions. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions and may result in heightened market volatility and a decline in the value of a Fund's portfolio. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund's investments and cause it to lose money. The markets could react strongly to expectations for changes in government policies, which could increase volatility, especially if the market's expectations are not borne out. There can be no assurance that the initiatives undertaken by governments and central banks will be successful.

COVID-19, and future epidemics or pandemics, could also impair the information technology and other operational systems upon which the Fund's service providers rely, and could otherwise disrupt the ability of the Fund's service providers to perform essential tasks. These could impair the Fund's ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund's service providers, and negatively impact the Fund's performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Some countries, including the United States, are adopting more protectionist trade policies and are moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The United States may also be considering significant new investments in infrastructure and national defense which, coupled with potentially lower federal taxes, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being considered through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market's expectations for changes in government policies are not borne out.

High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. There may be additional increases in the amount of debt due to the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the recent periods of historically low rates, the effect of government fiscal and monetary policy initiatives, and potential market reactions to those initiatives.

Some countries where economic conditions are still recovering from the 2008 crisis are perceived as still fragile. The crisis caused strains among countries in the euro-zone that have not been fully resolved, and it is not yet clear what measures, if any, EU or individual country officials may take in response. Withdrawal of government support, failure of efforts in response to the strains, or investor perception that such efforts are not succeeding could adversely impact the value and liquidity of certain securities and currencies.

In addition, global climate change may have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires driven by high winds and prolonged drought may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers' perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerative to climate change.

Some market participants have expressed concern that passively-managed index funds and other indexed products inflate the value of their component securities. If the component securities in such indices decline in value for this and other reasons, the value of a Fund's investments in these securities will also decline.

Russia's invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications ("SWIFT"), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia's energy sector, and other actions, and Russia's retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian and Ukrainian economies and may result in the further decline of the value and liquidity of Russian and Ukrainian securities, a continued weakening of the ruble and hryvnia and continued exchange closures, and may have other adverse consequences on the Russian and Ukrainian economies that could impact the value of these investments and impair the ability of the Fund to buy, sell, receive or deliver those securities. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian and Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Brexit

The United Kingdom ("UK") ceased to be a member of the European Union ("EU") on January 31, 2020 ("Brexit"). During a prescribed period (the "Transition Period"), certain transitional arrangements were in effect, such that the UK continued to be treated, in most respects, as if it were still a member of the EU, and generally remained subject to EU law. The Transition Period ended on December 31, 2020. On December 24, 2020, the EU and the UK reached an agreement in principle on the terms of certain agreements and declarations governing the ongoing relationship between the EU and the UK, including the EU-UK Trade and Cooperation Agreement (the "Agreement"), and on December 30, 2020, the Council of the European Union adopted a decision authorizing the signature of the Agreement and its provisional application for a limited period between January 1, 2021 to February 28, 2021, pending ratification of the Agreement by the European Parliament. The Agreement is limited in its scope primarily to the trade of goods, transport, energy links and fishing, and uncertainties remain relating to certain aspects of the UK's future economic, trading and legal relationships with the EU and with other countries. The actual or potential consequences of Brexit, and the associated uncertainty, still could adversely affect economic and market conditions in the UK, in the EU and its member states and elsewhere, and could contribute to instability in global financial markets.

The impact of such events on the Fund is difficult to predict but they may adversely affect the return on the Fund and its investments. There may be detrimental implications for the value of the Fund's investments, its ability to enter into transactions or to value or realize such investments or otherwise to implement its investment program. It is possible that the Fund's investments may need to be restructured to enable the Fund's objectives to be pursued fully. This may increase costs or make it more difficult for the Fund to pursue its investment objective.

The London Interbank Offered Rate ("LIBOR") Transition

LIBOR has historically been the principal floating rate benchmark in the financial markets. However, as a result of longstanding regulatory initiatives, LIBOR is being discontinued. Its discontinuation has affected and will continue to affect the financial markets generally and may also affect the Fund's operations, finances and investments specifically. The date of discontinuation will vary depending on the LIBOR currency and tenor. In March 2021, the UK Financial Conduct Authority (the "FCA"), which is the regulator of the LIBOR administrator, announced that LIBOR settings will cease to be provided by any administrator or will no longer be representative after specified dates, which will be June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one, three, six and 12 month), and December 31, 2021, in all other cases (i.e., one week and two month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Thus, many existing LIBOR contracts will transition to another benchmark after June 30, 2023. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear. In the United States, there have been various efforts to identify a set of alternative reference interest rates for U.S. dollar LIBOR. The market has generally coalesced around recommendations from the Alternative Reference Rates Committee (the "ARRC") convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York. The ARRC has recommended that U.S. dollar LIBOR be replaced by rates based on the Secured Overnight Financing Rate ("SOFR") plus, in the case of existing LIBOR contracts and obligations, a spread adjustment. As a consequence of the FCA announcement described above (and a related announcement from the LIBOR administrator), the spread adjustments for different tenors of U.S. dollar LIBOR have been set. The FCA and certain U.S. regulators have emphasized that, despite expected publication of U.S. dollar LIBOR through June 30, 2023, no new contracts using U.S. dollar LIBOR should be entered into after December 31, 2021 and that, for certain purposes, market participants should transition away from U.S. dollar LIBOR sooner. Although the foregoing reflects the likely timing and certain details and consequences of the LIBOR discontinuation, there is no assurance that LIBOR, of any particular currency and tenor, will continue to be published until any particular date or in any particular form. Financial markets, particularly the trading market for LIBOR-based obligations, may be adversely affected by the discontinuation of LIBOR, the remaining uncertainties regarding its discontinuation, the alternative reference rates that will be used when LIBOR is discontinued (including SOFR-based rates) and other reforms related to LIBOR. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. As a result of the LIBOR discontinuation, a Fund's performance or net asset value may be adversely affected. In addition, SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund.

Risks Related to Cybersecurity

The Fund and its service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Fund and its service providers are potentially susceptible to operational and information security risks resulting from a cyber-attack as the Fund is highly dependent upon the effective operation of its computer systems and those of its business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting the Adviser, the WestEnd Advisors, LLC, the Fund's sub-adviser, Victory Capital Services, Inc., the Fund, the Fund's distributor, the custodian, the transfer agent, financial intermediaries and other affiliated or third-party service providers may adversely affect the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of Fund transactions, including the processing of orders, impact the Fund's ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject the Fund and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also affect the issuers of securities in which the Fund invests, which may cause the Fund's investments to lose value. The Fund also may incur additional costs for cybersecurity risk management in the future. Although the Fund and its service providers have adopted security procedures to minimize the risk of a cyber- attack, there can be no assurance that the Fund or its service providers will avoid losses affecting the Fund due to cyber-attacks or information security breaches in the future.

DETERMINING NET ASSET VALUE ("NAV") AND VALUING PORTFOLIO SECURITIES

The Fund's NAV is determined and the shares of the Fund are priced normally as of the valuation time(s) indicated in the Prospectus on each Business Day. A "Business Day" is a day on which the NYSE is open. The NYSE is generally closed in observance of the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas Day. In addition to closing in observance of the same holidays as the NYSE, the Federal Reserve Bank of Cleveland is also closed on Columbus Day and Veterans Day.

In the event of an emergency or other disruption in trading on the NYSE, the Fund's share price will normally be determined based upon the close of the NYSE.

The Fund generally values its investments based upon its last reported sale price, market quotation, or estimate of value provided by an independent pricing service as of the time as of which the Fund's share price is calculated. The Board has designated the Adviser as the "valuation designee" in accordance with Rule 2a-5 under the 1940 Act.

Investment Company Securities

Shares of another open-end investment company (mutual fund) held by the Fund is valued at the latest closing NAV of such mutual fund. Shares of any ETFs held by the Fund are valued in the manner described below under "Equity Securities."

Fixed Income Securities

Fixed income securities held by the Fund are valued on the basis of security valuations provided by an independent pricing service that determines value by using, among other things, information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities and various relationships between securities. Specific investment securities that are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost that approximates market value. Investment securities not having readily available market quotations will be priced at fair value in accordance with applicable law.

Equity Securities

Each equity security (including ETFs) held by the Fund is valued at the closing price on the exchange where the security is principally traded. Each security traded in the over-the-counter market (but not including securities the trading activity of which is reported on Nasdaq's Automated Confirmation Transaction ("ACT") System) is valued at the bid based upon quotes furnished by market makers for such securities. Each security the trading activity of which is reported on Nasdaq's ACT System is valued at the Nasdaq Official Closing Price.

If market quotations are not readily available, or (in the Adviser's judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset value is calculated that day, an event occurs that the Adviser learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that more accurately reflect the security's fair value.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

Futures and Options Contracts

For purposes of determining NAV, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

Other Valuation Information

Under the 1940 Act, the Fund is required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair valuation determinations to the Adviser and the Adviser's Pricing Committee. Those determinations may include consideration of recent transactions in comparable securities, information relating to a specific security, developments in and performance of foreign securities markets, current valuations of foreign or U.S. indices, and adjustment co-efficients based on fair value models developed by independent service providers. The Adviser may, for example, adjust the value of portfolio securities based on fair value models supplied by the service provider when the Adviser believes that the adjustments better reflect actual prices as of the close of the NYSE.

Generally, trading in foreign securities, corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of the Fund's shares generally are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE. If events affecting the value of securities occur during such a period, and the Fund's NAV is materially affected by such changes in the value of the securities, then these securities will be valued at their fair value as determined in good faith by the Adviser in accordance with appliable law. Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith of the Adviser in accordance with applicable law.

The NYSE holiday closing schedule is included in Appendix A of this SAI. When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Fund may not be able to accept purchase or redemption requests. The Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days. The Fund reserves the right to reject any purchase order in whole or in part.

PERFORMANCE COMPARISON

The Fund will calculate performance in accordance with formulas prescribed by the SEC.

In addition, theFund may publish the ranking of its performance by Thomson Reuters Lipper, Inc. ("Lipper"), a widely- recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies and ranks the performance of the Fund against all other funds in similar categories, for both equity and "fixed income" funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time theFund may publish its rating by Morningstar, Inc., an independent mutual fund monitoring service that rates mutual funds, in broad investment categories (e.g., domestic equity, international equity, taxable bond, or municipal bond) monthly, based upon the Fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five rating categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1).

The total return on an investment made in the Fund may be compared with the performance for the same period of one or more broad-based securities market indices, as described in the Prospectus. These indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices. The Fund's total returns also may be compared with the Consumer Price Index, a measure of change in consumer prices, as determined by the U.S. Bureau of Labor Statistics.

From time to time, the yield and the total return of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund also may include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund's investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

The Fund also may include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and U.S. Treasury bills.

From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund, as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund). The Fund also may include in advertisements, charts, graphs or drawings that illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds and U.S. Treasury bills, as compared to an investment in shares of the Fund, as well as charts or graphs that illustrate strategies such as dollar cost averaging and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein. With proper authorization, theFund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. The Fund's performance information is generally available by calling toll free 800-539-FUND (800-539-3863) or at VictorySharesLiterature.com.

Investors also may judge, and the Fund may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings. In addition to yield information, general information about the Fund that appears in a publication may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management and its investment philosophy.

When comparing yield, total return and investment risk of an investment in shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, CDs may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

PURCHASE AND REDEMPTION OF SHARES

Creation Units

The Fund issues and redeems shares in Creation Units on a continuous basis through the Distributor (as defined below), without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A "Business Day" is any day on which the NYSE is open for business.

Currently, a Creation Unit is an aggregation of [25,000] shares. In its discretion, the Trust reserves the right to increase or decrease the number of the Fund's shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make changes in the number of shares constituting a Creation Unit, including in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant ("Participating Party") in the Continuous Net Settlement System ("Clearing Process") of the National Securities Clearing Corporation ("NSCC") or a participant in DTC with access to the DTC system ("DTC Participant"), and you must execute an agreement ("Participant Agreement") with the Distributor that governs transactions in the Fund's Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant, and therefore must still transact through an Authorized Participant, may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Investors who are not Authorized Participants may purchase and sell shares of the Fund through an Authorized Participant or on the secondary market.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian (as defined below) is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction ("Fixed Fee"). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions ("Variable Charge," and together with the Fixed Fee, the "Transaction Fees"). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund (as defined below). Investors who use the services of a broker, or other such intermediary, may be charged a fee for such services.

The following table sets forth the Fund's standard Transaction Fees and maximum additional charge (as described above):

Maximum
Additional Variable
		Fee for In-Kind and	Charge for Cash
		Cash Purchases and	Purchases and
VictoryShares WestEnd U.S. Sector ETF		Redemptions	Redemptions*
	$	[ ]	[ ]%
* As a percentage of the amount invested.
The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions "through the Clearing Process." Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions "outside the Clearing Process." The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system ("Federal Reserve System"). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposits

The consideration for a Creation Unit generally consists of the in-kind deposit of designated securities ("Deposit Securities") and an amount of cash in U.S. dollars ("Cash Component"). Together, the Deposit Securities and the Cash Component constitute the "Portfolio Deposit." The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If

(x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable, subject to any adjustments as described below, to purchases of Creation Units until the next announcement of Deposit Securities.

The Deposit Securities may change, for example, as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser in the Fund's portfolio. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash ("cash-in-lieu") to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash-in-lieu are considered to be "Custom Orders."

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

Subject to the terms of the applicable Participant Agreement, all orders to purchase shares directly from a Fund must be placed for one or more Creation Units and in the manner and by 4:00 p.m. Eastern time or such earlier time that the Exchange or bond market closes (the "Cut-off Time") in order to receive the NAV calculated on the Transmittal Date. The "Transmittal Date" is the date on which such an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below).

Intermediary Deadlines

Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the "Settlement Date," which is generally the Business Day immediately following the Transmittal Date ("T+1") for cash and the second Business Day following the Transmittal Date for domestic securities ("T+2").

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor or its agent transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash

Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day's Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund's account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund's determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor for any reason, provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC's positions thereunder. For example, the Fund may reject or revoke acceptance of a creation order including, but not limited to, when (a) the order is not in proper form;

(b)the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund's Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub- custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of the Fund's NAV, the Fund will confirm the issuance of a Creation Unit against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when a local sub-custodian has confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund's account with the sub- custodian, the Fund will issue and deliver the Creation Unit. As stated above, Creation Units are generally delivered on T+2. However, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities under the following circumstances if, pursuant to the applicable Participant Agreement, the relevant Authorized Participant provides an undertaking to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant's delivery of cash in U.S. Dollars to the Custodian having a value equal to at least 105% of the value of the missing Deposit Securities ("Collateral") as adjusted by time to time by the Adviser. The Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed and must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The value of the missing Deposit Securities is marked to market daily and the amount of Collateral is adjusted to make sure the Collateral value is at least 105% of the marked value. At any time, the Fund may use the Collateral to purchase the missing Deposit Securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing Deposit Securities have been received by the Fund. More information regarding the Fund's current procedures for collateralization is available from the Fund.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

The Fund reserves the right to offer purchases of Creation Units solely in cash if, on a given Business Day, a Fund announces before the open of trading that all purchases on that day will be made entirely in cash A Fund may also, on a given Business Day, require all Authorized Participants purchasing Creation Units on that day to deposit cash in lieu of some or all of the Deposit Securities because: (i) such securities are not eligible for transfer either through the NSCC or DTC or (ii) in the case of Foreign Funds holding non-U.S. investments, such securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances.

The Fund may also permit an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities because: (i) such securities are not available in sufficient quantity or (ii) such securities are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

Redeeming a Creation Unit

Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request made in proper form by the Distributor on any Business Day. The Fund will not redeem shares in amounts less than Creation Units.

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities ("Redemption Securities") and an amount of cash in U.S. dollars ("Cash Component"). Together, the Redemption Securities and the Cash Component constitute the "Redemption Basket."

There can be no assurance that there will be sufficient liquidity in shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The Redemption Securities may change as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser in the Fund's portfolio. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Redemption Basket.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash ("cash-in-lieu") to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the 1933 Act. All redemption requests involving cash-in-lieu are considered to be "Custom Redemptions."

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor. An Authorized Participant will represent to the Fund that it will not attempt to place a redemption order for the purpose of redeeming any Creation Units, unless it first ascertains or has reasonable grounds to believe that as of the time of the settlement date: (i) it, or its customer, as the case may be, will own outright (or have full legal authority and legal beneficial right to tender) the requisite number of Fund shares for redemption, and (ii) all of the shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party and are not the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such shares to the Fund on the settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and /or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

Subject to the terms of the applicable Authorized Participant Agreement, all orders to redeem shares directly from the Fund must be placed for one or more Creation Units by the Cut-off Time in order to receive the NAV calculated on the Transmittal Date.

Intermediary Deadlines

A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund's local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker- dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund's accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust's determination shall be final and binding.

The Fund reserves the absolute right to reject a redemption order if the order is not in proper form. In addition, the right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. The Fund or Distributor will notify the

Authorized Participant of such rejection, but the Fund, Custodian, sub-custodian and Distributor shall not be liable for any failure to give such notification.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund's NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below; however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method. The Fund reserves the right to redeem Creation Units solely in cash if, on a given Business Day, the Fund announces before the open of trading that all redemptions on that day will be made entirely in cash. The Fund also may on a given Business Day, requires all Authorized Participants redeeming Creation Units on that day to receive cash in lieu of some or all of the Deposit Securities because: (i) such securities are not eligible for transfer either through the NSCC or DTC or (ii) in the case of International Funds holding non-U.S. investments, such securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances. The Fund also may permit an Authorized Participant to receive cash in lieu of some or all of the Deposit Securities because: (i) such securities are not available in sufficient quantity, (ii) such securities are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting, or (iii) a holder of shares of theFund holding non-U.S. investments would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

MANAGEMENT OF THE TRUST

Board Leadership Structure

The Trust is governed by the Board, which is comprised of nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act (the "Independent Trustees"). The Chair of the Board is an Independent Trustee, who functions as the lead Trustee. The Chair serves as liaison between the Board and its Committees, the Adviser and other service providers. The Chair is actively involved in setting the Board meeting agenda, and participates on certain Board Committees.

Board Role in Risk Oversight

In considering risks related to the Fund, the Board consults and receives reports from officers of the Fund and personnel of the Adviser, who are charged with the day-to-day risk oversight function. Matters regularly reported to the Board or a designated committee include certain risks involving, among other things, the Fund's investment portfolios, trading practices, operational matters, financial and accounting controls, and legal and regulatory compliance. The Board has delegated to each of the Compliance Committee and Audit and Risk Oversight Committee certain responsibilities for reviewing reports relating to compliance and enterprise risk, including operational risk, liquidity and personnel. The Board relies on the Investment Committee to review reports relating to investment risks, that is, risks to the Fund resulting from pursuing the Fund's investment strategies (e.g., credit risk and market risk).

Trustees and Officers

The following tables list the Trustees and Officers, their ages, position with the Trust, length of time served, principal occupations during the past five years and, where applicable, any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended ("1934 Act"), or who file reports under the 1934 Act. There is no defined term of office and each Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee's and Officer's address is c/o Victory Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Independent Trustees [tbl:s-trs-vf,6,,1,,,]

Name and	Position	Date	Principal	Number of	Other
Date of Birth	Held with	Commenced	Occupation	Portfolios in	Directorships
	the Trust	Service	During Past 5	Fund	Held During the
			Years	Complex	Past 5 Years
Overseen by
Trustee
David Brooks	Trustee	May 2015	[ctag:t-col-	71 portfolios	Chairman, Board
Adcock,			center]Consultant	comprised of	of Trustees,
Born October			(since 2006).	25 portfolios	Turner Funds
1951				in the Trust,	(December 2016
				40 portfolios	-December
				in Victory	2017).
Portfolios,
and 6
portfolios in
Victory
Variable
Insurance
Funds
Nigel D.T.	Trustee	May 2015	Retired.	71 portfolios	Director, TCG
Andrews,				comprised of	BDC II, Inc.
Born April 1947				25 portfolios	(since 2017);
				in the Trust,	Director, TCG
				40 portfolios	BDC I, Inc.
				in Victory	(formerly Carlyle
				Portfolios,	GMS Finance,
				and 6	Inc.) (since
				portfolios in	2012); Trustee,
				Victory	Carlyle Secured
				Variable	Lending III
				Insurance	(since 2021).
Funds
E. Lee Beard*,	Trustee	May 2015	Retired.	71 portfolios	None.
Born August				comprised of
1951				25 portfolios
in the Trust,
40 portfolios
in Victory

Portfolios,
and 6
portfolios in
Victory
Variable
Insurance
Funds
Dennis M.	Trustee	July 2016	Retired.	71 portfolios	None.
Bushe,				comprised of
Born January				25 portfolios
1944				in the Trust,
40 portfolios
in Victory
Portfolios,
and 6
portfolios in
Victory
Variable
Insurance
Funds
John L. Kelly,	Chair and	May 2015	Partner,	71 portfolios	Director,
Born April 1953	Trustee		McCarvill Capital	comprised of	Caledonia
			Partners	25 portfolios	Mining
			(September 2016-	in the Trust,	Corporation
			September 2017).	40 portfolios	(since May
				in Victory	2012).
Portfolios,
and 6
portfolios in
Victory
Variable
Insurance
Funds
David L.	Trustee	May 2015	Retired.	71 portfolios	None.
Meyer*,				comprised of
Born April 1957				25 portfolios
in the Trust,
40 portfolios
in Victory
Portfolios,
and 6
portfolios in
Victory
Variable
Insurance
Funds
Gloria S.	Trustee	July 2016	Chair, CEO, and	71 portfolios	TriLinc Global
Nelund,			Co-Founder of	comprised of	Impact Fund,
Born May 1961			TriLinc Global,	25 portfolios	LLC (since
			LLC, an	in the Trust,	2012).
			investment firm.	40 portfolios
in Victory
Portfolios,
and 6
portfolios in
Victory

Variable
Insurance
Funds
Leigh A. Wilson,	Trustee		May 2015	Private Investor.	71 portfolios	Chair (since
Born December					comprised of	2013), Caledonia
1944					25 portfolios	Mining
					in the Trust,	Corporation.
40 portfolios
in Victory
Portfolios,
and 6
portfolios in
Victory
Variable
Insurance
Funds
Interested Trustee
[tbl:s-trs-vf,6,,1,,,]
Name and	Position	Date		Principal Occupation	Number of	Other
Age	Held with	Commenced		During Past 5 Years	Portfolios in	Directorships
	the Trust	Service			Fund Complex	Held During the
					Overseen by	Past 5 Years
Trustee
David C.	Trustee	May 2015		Chief Executive Officer and	116 portfolios	Trustee, USAA
Brown**,				Chairman (2013-present),	comprised of 40	Mutual Funds
Born May				Victory Capital Management	portfolios in the	Trust; Board
1972				Inc.; Chief Executive Officer	Trust, 25	Member,
				and Chairman (2013-present),	portfolios in	Victory Capital
				Victory Capital Holdings, Inc.;	Victory	Services, Inc.
				Director, Victory Capital	Portfolios II, 6
				Services, Inc. (2013-present);	portfolios in
				Director, Victory Capital	Victory Variable
				Transfer Agency, Inc. (2019-	Insurance
				present).	Funds, and 45
portfolios in
USAA Mutual
Funds Trust.

*The Board has designated Ms. Beard and Mr. Meyer as its Audit Committee Financial Experts.

**Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

Trustee Qualifications

The following summarizes the experience and qualifications of the Trustees.

•David Brooks Adcock. Mr. Adcock served for many years as general counsel to Duke University and Duke University Health System, where he provided oversight to complex business transactions such as mergers and acquisitions and dispositions. He has served for more than 20 years as a public interest arbitrator for, among others, the New York Stock Exchange, the American Stock Exchange, the National Futures Association, FINRA and the American Arbitration Association. The Board believes that Mr. Adcock's knowledge of complex business transactions and the securities industry combined with his previous service on the boards of other mutual funds qualifies him to serve on the Board.

•Nigel D.T. Andrews. Mr. Andrews served for many years as a management consultant for a nationally recognized consulting company and as a senior executive at GE, including Vice President of Corporate Business Development, reporting to the Chairman, and as Executive Vice President of GE Capital. He also served as a Director and member of the Audit and Risk Committee of Old Mutual plc, a large publicly traded company whose shares are traded on the London Stock Exchange. Mr. Andrews also formerly served as the non-executive chairman of Old Mutual's U.S. asset management business, where he also served on the audit and risk committee. Mr. Andrews also served as a Governor of the London Business School. He serves as a director of TCG BDC II, Inc. and TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.), each a business development company. The Board believes that his experience in these positions, particularly with respect to oversight of risk and the audit function of public companies, as well as his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.

•E. Lee Beard. Ms. Beard, a certified public accountant, has served as the president, chief executive officer and director, and as a chief financial officer, of public, federally insured depository institutions. As such, Ms. Beard is familiar with issues relating to audits of financial institutions. The Board believes that Ms. Beard's experience as the chief executive officer of a depository institution, her service on the boards of other mutual funds and her knowledge of audit and accounting matters qualifies her to serve as a Trustee.

•David C. Brown. Mr. Brown serves as the Chairman and Chief Executive Officer (since 2013) of the Adviser and, as such, is an "interested person" of the Trust. Previously, he served as Co-Chief Executive Officer (2011 - 2013), and President — Investments and Operations (2010 - 2011) and Chief Operating Officer (2004 - 2011) of the Adviser. The Board believes that his position and experience with the Adviser and his previous experience in the investment management business qualifies him to serve as a Trustee.

•Dennis M. Bushe. Mr. Bushe has experience in fixed income investment management and research. He is a former chief investment risk officer of a large investment management firm. Mr. Bushe previously served as a Trustee of the boards of the RS Investment Trust and RS Variable Products Trust. The Board believes that Mr. Bushe's experience qualifies him to serve as a Trustee.

•John L. Kelly. Mr. Kelly has more than 35 years of experience and leadership roles in the financial services industry including institutional electronic trading, capital markets, corporate and investment banking, retail brokerage, private equity, asset/wealth management, institutional services, mutual funds and related technology enabled services. He previously served as an Independent Trustee of Victory Portfolios, Victory Institutional Funds, and Victory Variable Insurance Funds from 2008 to 2011. The Board believes that this experience qualifies him to serve as a Trustee.

•David L. Meyer. For six years, Mr. Meyer served as chief operating officer, Investment Wealth Management Division, of Mercantile Bankshares Corp (now PNC Financial Services Corp.) and has served as an officer or on the boards of other mutual funds for many years. The Board believes that his experience, particularly as it related to the operation of registered investment companies, qualifies him to serve as a Trustee.

•Gloria S. Nelund. Ms. Nelund has executive and investment management industry experience, including service as chief executive officer of two investment advisory firms. Ms. Nelund also has experience as a co- founder and chief executive officer of an investment firm. Ms. Nelund previously served as the Chairman and Trustee of the boards of the RS Investment Trust and RS Variable Products Trust. The Board believes that this experience qualifies her to serve as a Trustee.

•Leigh A. Wilson. Mr. Wilson served for many years as Chief Executive Officer of Paribas North America and as such has extensive experience in the financial sector. He serves as an Independent Non-Executive Director and Chairman of the Board of Caledonia Mining Corporation, a Canadian mining company listed on the Toronto Stock Exchange. As a former director of the Mutual Fund Directors Forum ("MFDF"), he is familiar with the operation and regulation of registered investment companies. He served on a MFDF steering committee created at the request of then-SEC Chairman William Donaldson to recommend best practices to independent mutual fund directors. He received the Small Fund Trustee of the Year award from Institutional Investor Magazine in 2006. The Board believes that this experience and his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.

Committees of the Board

The following standing Committees of the Board are currently in operation: Audit and Risk Oversight, Compliance, Continuing Education, Investment, Service Provider, Board Governance and Nominating, and Agenda. In addition to these standing Committees, the Board may form temporary Sub- or Special Committees to address particular areas of concern. A Committee may form a Sub-Committee to address particular areas of concern to that Committee.

•The members of the Audit and Risk Oversight Committee, all of whom are Independent Trustees, are Ms. Beard (Chair), Mr. Andrews, Mr. Kelly, Ms. Nelund and Mr. Wilson. The primary purpose of this Committee is to oversee the Trust's accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the SEC, including the 1940 Act. The Committee also has overall responsibility for reviewing periodic reports with respect to compliance and enterprise risk, including operational risk and personnel. The Board has designated Ms. Beard as its Audit Committee Financial Experts.

•The members of the Compliance Committee are Mr. Adcock (Chair), Mr. Andrews, Ms. Beard, Mr. Kelly, Ms. Nelund and Mr. Wilson. The Compliance Committee oversees matters related to the Victory Funds' compliance program and compliance with applicable laws, rules and regulations and meets regularly with the Trust's Chief Compliance Officer.

•The members of the Continuing Education Committee are Mr. Meyer (Chair), Mr. Adcock, Mr. Andrews, Ms. Beard Mr. Bushe, Mr. Kelly and Ms. Nelund. The function of this Committee is to develop programs to educate the Trustees to enhance their effectiveness as a Board and individually.

•The members of the Investment Committee are Mr. Bushe (Chair), Mr. Adcock, Mr. Kelly and Mr. Meyer. The function of this Committee is to oversee the Fund's compliance with investment objectives, policies and restrictions, including those imposed by law or regulation, and assist the Board in its annual review of the Victory Funds' investment advisory agreements.

•The members of the Service Provider Committee are Ms. Nelund (Chair), Mr. Andrews, Ms. Beard, Mr. Kelly and Mr. Wilson. This Committee oversees the negotiation of the terms of the written agreements with the Victory Funds' service providers, evaluates the quality of periodic reports from the service providers (including reports submitted by sub-service providers) and assists the Board in its review of the Victory Funds' service providers, other than the investment adviser and independent auditors.

•The Board Governance and Nominating Committee consists of all of the Independent Trustees. Mr. Andrews currently serves as the Chair of this Committee. The functions of this Committee are: to oversee Fund governance, including the nomination and selection of Trustees; to evaluate and recommend to the Board the compensation and expense reimbursement policies applicable to Trustees; and periodically, to coordinate and facilitate an evaluation of the performance of the Board.

•The Board Governance and Nominating Committee will consider nominee recommendations from Fund shareholders, in accordance with procedures established by the Committee. A Fund shareholder should submit a nominee recommendation in writing to the attention of the Chair of the Trust, 4900 Tiedeman Road, Brooklyn, Ohio 44144. The Committee (or a designated sub-committee) will screen shareholder recommendations in the same manner as it screens nominations received from other sources, such as current Trustees, management of the Fund or other individuals, including professional recruiters. The Committee need not consider any recommendations when no vacancy on the Board exists, but the Committee will consider any such recommendation if a vacancy occurs within six months after receipt of the recommendation. In administering the shareholder recommendation process, the Chair, in the Chair's sole discretion, may retain the services of counsel to the Trust or to the Independent Trustees, management of the Fund or any third party. The Committee will communicate the results of the evaluation of any shareholder recommendation to the shareholder who made the recommendation.

•The Agenda Committee consists of the Chair of the Board and the Chair of each other Committee.

During the fiscal year ended June 30, 2022 the Board held [ ] meetings. The Audit and Risk Oversight Committee held [ ] meetings; the Compliance Committee held [ ] meetings; the Investment Committee held [ ] meetings; the Service Provider Committee held [ ] meetings; the Board Governance and Nominating Committee held [ ] meetings; and the Continuing Education Committee held [ ] meetings and met informally during the fiscal year.

Officers of the Trust

The officers of the Trust are elected by the Board to actively supervise the Trust's day-to-day operations. The officers of the Trust, their ages, the length of time served, and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, Brooklyn Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

	Position with	Date
Commenced
Name and Age	the Trust	Service	Principal Occupation During Past 5 Years
Christopher K. Dyer,	President	May 2015	Director of Mutual Fund Administration, the
Born February 1962			Adviser.
Scott A. Stahorsky,	Vice President	May 2015	Manager, Fund Administration, the Adviser.
Born July 1969
Thomas Dusenberry,	Secretary	May 2022	Manager, Fund Administration, the Adviser;
Treasurer and Principal Financial Officer
(2020-2022), Assistant Treasurer (2019),
Salient MF Trust, Salient Midstream, MLP
Fund and Forward Funds; Principal
Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice
President of Fund Accounting and
Operations, Salient Partners (2020-2022);
Director of Fund Operations, Salient
Born July 1977			Partners (2016-2019).

Allan Shaer,	Treasurer	December 2017 Senior Vice President, Financial Administration,
Born March 1965			Citi Fund Services Ohio, Inc.
Christopher Ponte,	Assistant	May 2015	Manager, Fund Administration, the Adviser (since
Born March 1984	Treasurer*		2017); Senior Analyst, Fund Administration, the
Adviser (prior to 2017); Principal Financial Officer,

Victory Capital Advisers, Inc. (since 2018).

Sean Fox,	Chief Compliance	July 2022	Sr. Compliance Officer, the Adviser (2019-2021),
Born September	Officer		Compliance Officer, the Adviser (2015-2019).
1976
Charles Booth,	Anti-Money	May 2015	Director, Regulatory Administration and CCO
Born April 1960	Laundering		Support Services, Citi Fund Services Ohio, Inc.
Compliance Officer
and Identity Theft
Officer
Jay G. Baris,	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since April 2020);
Born January 1954			Partner, Shearman & Sterling LLP
(January 2018 - April 2020);
Partner, Morrison & Foerster LLP (2011 – January
2018).

*On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

Trustees' Fund Ownership

The following tables show the dollar ranges of Fund shares (and of shares of all series of the Victory Fund Complex) beneficially owned by each Trustee as of December 31, 2021. No Independent Trustee (or any immediate family member) owns beneficially or of record an interest in the Adviser or the Distributor or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (other than Funds in the Victory Funds Complex). As of December 31, 2021, the Trustees and officers as a group owned beneficially less than 1% of each class of outstanding shares of those series of the Trust.

Independent Trustees
Aggregate Dollar
Range of Ownership
	Dollar Range of Beneficial	of Shares of
All Series of the
	Ownership of Fund	Victory Fund
Trustee	Shares	Complex
Mr. Adcock	None	Over $100,000
Mr. Andrews	None	Over $100,000
Ms. Beard	None	Over $100,000
Mr. Bushe	None	Over $100,000
Mr. Kelly	None	Over $100,000
Mr. Meyer	None	Over $100,000
Ms. Nelund	None	Over $100,000
Mr. Wilson	None	Over $100,000
Interested Trustee
Aggregate Dollar
Range of Ownership
	Dollar Range of Beneficial	of Shares of
All Series of the
	Ownership of Fund	Victory Fund
Trustee	Shares	Complex

Mr. Brown*	None	Over $100,000

* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

Trustees Compensation

The Victory Fund Complex pays each Independent Trustee $344,000 per year for his or her services to the Complex. The Board Chair is paid an additional retainer of $150,000 per year. While the Board reserves the right to award reasonable compensation to any Interested Trustee, as of the date of this SAI no Interested Trustee receives any compensation for services as a Trustee.

The following tables indicate the compensation received by each Trustee from the Victory Funds covered in this SAI and from the Victory Fund Complex for the fiscal year ended June 30, 2022. As of June 30, 2022, there were 74 funds in the Victory Fund Complex for which the Trustees listed below were compensated. The Trust does not maintain a retirement plan for its Trustees.

Independent Trustees
Name and Position	Aggregate Compensation		Total Compensation from the
		from the Fund		Victory Fund Complex

Mr. Adcock	$	None	$	[	]
Mr. Andrews	$	None	$	[	]
Ms. Beard	$	None	$	[	]
Mr. Bushe	$	None	$	[	]
Mr. Kelly	$	None	$	[	]
Mr. Meyer	$	None	$	[	]
Ms. Nelund	$	None	$	[	]
Mr. Wilson	$	None	$	[	]
Interested Trustee
Trustee	Aggregate Compensation			Total Compensation from
		from the Fund		the Victory Fund Complex
Mr. Brown*	$	None	$	None

Deferred Compensation

Each Trustee may elect to defer a portion of his or her compensation from the Victory Fund Complex in accordance with a Deferred Compensation Plan adopted by the Board (the "Plan"). Such amounts are invested in one or more Funds in the Victory Fund Complex offered under the Plan or a money market fund, as selected by the Trustee.

As of the last completed fiscal year, the following current Trustees have elected to defer a portion of his or her compensation from the Victory Fund Complex.

Trustee	Aggregate Compensation Total Compensation from
	from the Funds	the Victory Fund Complex
Mr. Adcock*	$	None $	49,500
Mr. Bushe**	$	None $	165,000

*As of 12/31/2021, the value of Mr. Adcock's deferred compensation account was $242,692.

**As of 12/31/2021, the value of Mr. Bushe's deferred compensation account was $1,398,287.

INVESTMENT ADVISERS AND OTHER SERVICE

PROVIDERS

Investment Adviser

Victory Capital Management Inc. (the "Adviser"), a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Fund. The Adviser's principal business address is 15935 La Cantera Parkway, San Antonio, TX 78256. Subject to the authority of the Board, the Adviser is responsible for the overall management and administration of the Fund's business affairs. Each of the Adviser's multiple investment teams, referred to separately as investment franchises, utilizes its own independent approach to investing. The Adviser is responsible for selecting the Fund's investments according to its investment objective, policies, and restrictions. The Adviser is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH"), a publicly traded Delaware corporation. As of [ ], 2022 the Adviser managed assets totaling in excess of $[ ] billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing.

The Advisory and Sub-Advisory Agreements

The Adviser serves as the Fund's investment adviser pursuant to an advisory agreement dated as of May 1, 2015, as amended (the "Advisory Agreement"). Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, provides that it will continue in effect as to the Fund for two years and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of the Fund (as defined under "Miscellaneous" below) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or as to all applicable Funds by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

The following schedule lists the advisory fee for the Fund, as an annual percentage of its average daily net assets.

Fund	Advisory
Fee
VictoryShares WestEnd U.S. Sector ETF	[ ][%

No advisory fees have been paid by the Fund as it has not yet commenced operations prior to the date of this SAI.

WestEnd Advisory, LLC

[To be completed via post-effective amendment]

Management Fee Waiver/Expense Reimbursement

The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses so that the total annual operating expenses (excluding any acquired fund fees and expenses and certain other items such as interest, taxes, dividend and interest expenses on short sales and brokerage commissions) of the Fund (by share class) do not exceed a certain percentage for a predetermined amount of time. In these instances, the fee and expense table in the Fund's Prospectus provides more details about this arrangement and shows the impact it will have on the Fund's total annual fund operating expenses. Under its contractual agreement with the Fund, the Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Board. From time to time, the Adviser may also voluntarily waive its management fee and/or reimburse expenses for the Fund. These voluntary reductions are not reflected in the fee and expense table in the Fund's Prospectus.

From time to time, the Adviser may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund.

No information is provided for the Fund as it has not yet commenced operations prior to the date of this SAI.

Portfolio Managers

This section includes information about the Fund's portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts

The following table lists the number and types of accounts managed by the portfolio managers and assets under management in those accounts as of June 30, 2022:

Registered Investment	Pooled Investment	Other Accounts	Total
Company Accounts	Vehicle Accounts		Assets

Managed
	Assets	Number	Assets	Number	Assets	Number	(In
	Managed	of	Managed	of	Managed	of	Millions)
	(In Millions	Accounts	(In	Accounts	(In	Accounts
			Millions)		Millions)

VictoryShares WestEnd U.S. Sector ETF

Fritz Porter	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Ned Durden	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Ty Peebles	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

The following table sets forth performance-based accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of June 30, 2022.

	Registered Investment		Pooled Investment		Other Accounts		Total Assets
	Company Accounts		Vehicle Accounts				Managed
(In Millions)
	Assets	Number	Assets	Number	Assets	Number
	Managed	of	Managed	of	Managed	of
	(In Millions)	Accounts	(In	Accounts	(In	Accounts
			Millions)		Millions)

VictoryShares WestEnd U.S. Sector ETF

Fritz Porter	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Ned Durden	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Ty Peebles	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Fund Ownership

Since the Fund had not yet commenced operations prior to the date of this SAI, no shares of the Fund were owned by the portfolio manager.

Portfolio Manager Compensation

[To be completed via post-effective amendment]

Conflicts of Interest

The Adviser

The Adviser's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side- by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Adviser has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Adviser's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Adviser's compliance program will achieve its intended result.

WestEnd

[To be completed via post-effective amendment]

Compliance Services

The Trust and the Adviser are parties to the Agreement to Provide Compliance Services ("Compliance Agreement") pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a- 1 under 1940 Act. The funds in the Victory Fund complex, in the aggregate, compensate the Adviser for these services.

No compliance fees have been paid by the Fund to Victory Capital under the Compliance Agreement as the Fund has not yet commenced operations prior to the date of this SAI.

Administrator and Fund Accountant

Victory Capital serves as the administrator and fund accountant to the Trust pursuant to an agreement dated July 1, 2006, as amended (the "Administration and Fund Accounting Agreement"). Citi Fund Services Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital dated October 1, 2015, as amended (the "Sub-Administration and Sub-Fund Accounting Agreement"). As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Fund as sub-administrator and sub-fund accountant, but excluding those that Victory Capital supervises as investment adviser, subject to the supervision of the Board.

Under the Administration and Fund Accounting Agreement, for the administration and fund accounting services that Victory Capital renders to the Funds, the Trust, Victory Portfolios ("VP") and Victory Variable Insurance Funds ("VVIF") pay Victory Capital an annual fee, accrued daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of the Trust, VP and VVIF: 0.08% of the first $15 billion in aggregate Trust, VP and VVIF net assets, plus 0.05% of aggregate Trust, VP and VVIF net assets in excess of $15 billion to $30 billion, plus 0.04% of aggregate Trust, VP and VVIF net assets in excess of $30 billion. Victory Capital may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the Fund's net income available for distribution to shareholders. In addition, the Trust, VP and VVIF reimburse Victory Capital for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration and Fund Accounting Agreement, including costs associated with implementing new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act.

Except as otherwise provided in the Administration and Fund Accounting Agreement, Victory Capital pays all expenses that it incurs in performing its services and duties as administrator. Unless sooner terminated, the Administration and Fund Accounting Agreement continues in effect for a period of three years and for consecutive one-year terms thereafter, provided that such continuance is approved by the Board or by vote of a majority of the outstanding shares of the Fund and, in either case, by a majority of the Independent Trustees. The Administration and Fund Accounting Agreement provides that Victory Capital shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence or reckless disregard of its obligations and duties under the Agreement.

Under the Administration and Fund Accounting Agreement, Victory Capital, among other things, coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, the Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Victory Capital also performs fund accounting services for the Fund, excluding those services that Citi performs as sub-fund accountant. The fund accountant calculates the Fund's NAV, its dividend and capital gain distribution, if any, and its yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. The fees that Citi receives for sub-administration and sub-fund accounting services are described in the SAI section entitled "Sub-Administrator and Sub-Fund Accountant."

The Fund has not accrued fees as it had not yet commenced operations prior to the date of this SAI.

Sub-Administrator and Sub-Fund Accountant

Citi serves as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub- Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi (the "Sub- Administration and Sub-Fund Accounting Agreement"). Citi assists in supervising all operations of the Fund (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

For the Sub-administration services that Citi renders to the Fund, and the other ETFs within the Trust (the "Trust ETFs"), Victory Capital pays Citi an annual fee, computed daily and paid monthly, at the following annual rates: 0.0275% of the first $1 billion of aggregate Trust ETF net assets; plus 0.0225% of aggregate net assets of aggregate Trust ETF net assets from in excess of $1 billion to $5 billion; plus 0.02% of aggregate Trust ETF net assets in excess of $5 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders.

In addition, the Trust reimburses Citi for all of their reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

Unless sooner terminated, the Sub-Administration and Sub-Fund Accounting Agreement continues in effect as to the Fund for a period of three years and for consecutive one-year terms thereafter. The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Fund's performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Fund's status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; assists with liquidity risk management services; and assists in the annual audit of the Fund, among other services.

Transfer Agent

Citibank, N.A. ("Citibank" or the "Custodian"), 388 Greenwich St., New York, New York 10013, serves as transfer agent for the Fund pursuant to a Transfer Agency Services Agreement. Under its agreement with the Funds, Citibank has agreed, among other things, to (1) perform and facilitate the performance of purchases and redemptions of Creation Units by Authorized Participants; (2) record and calculate the number of outstanding Fund shares; (3) maintain shareholder accounts; (4) perform duties relating to anti-money laundering and identity theft prevention; and (5) make periodic reports to the Board and regulators regarding its operations.

Custodian

General. Citibank, 388 Greenwich St., New York, New York 10013, serves as the custodian of the assets of the Fund pursuant to the Global Custodial Services Agreement dated August 5, 2008, as amended (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Custodian may, with the approval of the Fund and at its own expense, open and maintain a sub- custody account or accounts on behalf of the Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.

Foreign Custody. Rule 17f-5 under the 1940 Act, which governs the custody of investment company assets outside the United States, allows a mutual fund's board of directors to delegate to a "Foreign Custody Manager" the selection and monitoring of foreign sub-custodian arrangements for the Trust's assets. Accordingly, the Board delegated these responsibilities to the Custodian pursuant to the Custody Agreement. As Foreign Custody Manager, the Custodian must (a) determine that the assets of the Fund held by a foreign sub-custodian will be subject to reasonable care, based on the standards applicable to custodians in the relevant market; (b) determine that the Trust's foreign custody arrangements are governed by written contracts in compliance with Rule 17f-5 (or, in the case of a compulsory depository, by such a contract and/or established practices or procedures); and

(c)monitor the appropriateness of these arrangements and any material change in the relevant contract, practices or procedures. In determining appropriateness, the Custodian will not evaluate a particular country's investment risks, such as (a) the use of compulsory depositories, (b) such country's financial infrastructure, (c) such country's prevailing custody and settlement practices, (d) nationalization, expropriation or other governmental actions, (e) regulation of the banking or securities industry, (f) currency controls, restrictions, devaluations or fluctuations, and (g) market conditions that affect the orderly execution of securities transactions or affect the value of securities. The Custodian will provide to the Board quarterly written reports regarding the Trust's foreign custody arrangements.

Line of Credit. The Fund expects to participate, along with other funds managed by the Adviser, in a short-term, demand note line of credit agreement with Citibank. Under the agreement with Citibank, the Victory Funds are permitted to borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of the committed amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of VP, with that fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15%. The Fund will pay a pro- rata portion of this commitment fee plus any interest on amounts borrowed.

Securities Lending

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank whereby Citibank serves as the Funds' lending agent and facilitates the Funds' lending program. Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The Funds earn interest or dividends on the securities loaned and may also earn a return from the collateral.

The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Citibank fees based on the investment income received from securities lending activities. In its role as securities lending agent, Citibank (1) arranges and administers the loan of securities when establishing a loan and the return of securities upon termination of a loan, (2) collects from borrowers cash, securities or other instruments to serve as collateral for the loans, (3) monitors the value of securities on loan and the value of the corresponding collateral, (4) communicates to each borrower the minimum amount of collateral required for each loan and collects additional collateral as required on a daily basis to maintain such minimum, (5) collects or arranges for the collection of any interest, dividends or other distributions related to loaned securities, and (6) performs other necessary services related to the establishment and maintenance of the Funds' securities lending program.

No information is provided for income and fees/compensation related to the Fund's securities lending activities as it has not yet commenced operations prior to the date of this SAI.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units (the "Distributor") for the Fund on an agency basis. The Trust has entered into a Distribution Agreement dated February 24, 2017, as amended ("Distribution Agreement"), under which the Distributor receives orders from Authorized Participants to create and redeem shares in Creation Unit aggregations and transmits such orders to the Trust's Custodian and transfer agent. The Distributor's principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares will be continuously offered for sale only in Creation Units. Shares in less than a Creation Unit are not distributed by the Distributor. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, SAIs to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Exchange Act and a member of FINRA.

The Distributor also may enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in "Procedures for Creation of Creation Units" below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable, without penalty, by the Trust on 60 days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

RULE 12b-1 PLAN

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan" or "Plan"). In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by the Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Rule 12b-1 Plan. The Plan specifically recognizes that the Adviser and other persons may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of shares. The Adviser and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of the types of payments described in this paragraph could create a conflict of interest for the party receiving such payments.

The Rule 12b-1 Plan was adopted in order to permit the implementation of the Fund's method of distribution. No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board, specifying in reasonable detail the amounts (if any) expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients. From time to time, the Adviser, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund. Such compensation provided by the Adviser may include financial assistance to dealers that enable the Adviser to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self- regulatory agency, such as FINRA. The Adviser may make payments for events it deems appropriate, subject to applicable law. These payments may vary depending upon the nature of the event.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreements.

CODE OF ETHICS

Each of the Trust, the Adviser and WestEnd have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Adviser's Code of Ethics applies to all of the Adviser's directors and officers and employees with investment advisory duties ("Access Personnel") and all of the Adviser's directors, officers and employees ("Supervised Personnel"). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Fund. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

PROXY VOTING POLICIES AND PROCEDURES

In accordance with the 1940 Act, the Trust has adopted policies and procedures for voting proxies related to equity securities held by the Funds (the "Proxy Voting Policy"). The Trust's Proxy Voting Policy is designed to:

(i)ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Fund, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds' proxy voting records and the Proxy Voting Policy.

The Proxy Voting Policy delegates to the Adviser the obligation to vote the Fund's proxies in the best interests of the Fund and its shareholders, subject to oversight by the Board.

The Board has authorized Victory Capital to delegate proxy voting authority with respect to the Fund to the Fund's sub-adviser. Pursuant to such delegations, WestEnd is authorized to vote proxies on behalf of the Fund in accordance with the proxy voting policies and procedures of WestEnd.

To assist the Adviser in making proxy-voting decisions, the Adviser has adopted a Proxy Voting Policy ("Policy") that establishes voting guidelines ("Proxy Voting Guidelines") with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Adviser's Proxy Committee ("Proxy Committee") and revised when the Committee determines that a change is appropriate. The Board annually reviews the Trust's Proxy Voting Policy and the Adviser's Policy and determines whether amendments are necessary or advisable. Voting under the Adviser's Policy may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee. The Adviser delegates to Institutional Shareholder Services ("ISS"), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Adviser's Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Adviser.

The Adviser votes proxies in the best interests of the Funds and their shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Adviser's Proxy Committee determines how proxies are voted by following established guidelines, which are intended to assist in voting proxies and are not considered to be rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board or the Funds' Proxy Voting Policy. In such cases, the Adviser may consider, among other things:

•the effect of the proposal on the underlying value of the securities

•the effect on marketability of the securities

•the effect of the proposal on future prospects of the issuer

•the composition and effectiveness of the issuer's board of directors

•the issuer's corporate governance practices

•the quality of communications from the issuer to its shareholders

The following examples illustrate the Adviser's policy with respect to some common proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the

Adviser supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

Directors

•The Adviser generally supports the election of directors in uncontested elections, except when there are issues of accountability, responsiveness, composition, and/or independence.

•The Adviser generally supports proposals for an independent chair taking into account factors such as the current board leadership structure, the company's governance practices, and company performance.

•The Adviser generally supports proxy access proposals that are in line with the market standards regarding the ownership threshold, ownership duration, aggregation provisions, cap on nominees, and do not contain any other unreasonably restrictive guidelines.

•The Adviser reviews contested elections on a case-by-case basis taking into account such factors as the company performance, particularly the long-term performance relative to the industry; the management track record; the nominee qualifications and compensatory arrangements; the strategic plan of the dissident and its critique of the current management; the likelihood that the proposed goals and objectives can be achieved; the ownership stakes of the relevant parties; and any other context that is particular to the company and the nature of the election.

Capitalization & Restructuring

•The Adviser generally supports capitalization proposals that facilitate a corporate transaction that is also being supported and for general corporate purposes so long as the increase is not excessive and there are no issues of superior voting rights, company performance, previous abuses of capital, or insufficient justification for the need for additional capital.

Mergers and Acquisitions

•The Adviser reviews mergers and acquisitions on a case-by-case basis to balance the merits and drawbacks of the transaction and factors such as valuation, strategic rationale, negotiations and process, conflicts of interest, and the governance profile of the company post-transaction.

Compensation

•The Adviser reviews all compensation proposals for pay-for-performance alignment, with emphasis on long-term shareholder value; arrangements that risk pay for failure; independence in the setting of compensation; inappropriate pay to non-executive directors, and the quality and rationale of the compensation disclosure.

•The Adviser will generally vote FOR advisory votes on executive compensation ("say on pay") unless there is a pay-for-performance misalignment; problematic pay practice or non-performance based element;

incentive for excessive risk-taking, options backdating; or a lack of compensation committee communication and/or responsiveness to shareholder concerns.

•The Adviser will vote case-by-case on equity based compensation plans taking into account factors such as the plan cost; the plan features; and the grant practices as well as any overriding factors that may have a significant negative impact on shareholder interests.

Social and Environmental Issues

•The Adviser will generally vote FOR standards-based Environmental, Social, and Governance ("ESG") shareholder proposals that enhance long-term shareholder and stakeholder value while aligning the interests of the company with those of society at large. In particular, the policy will focus on resolutions seeking greater transparency and/or adherence to internationally recognized standards and principals.

The Adviser may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable. Occasionally, conflicts of interest arise between the Adviser's interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Adviser will seek the opinion of the Adviser's Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Adviser reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

The Funds' Proxy Voting Policy provides that the Funds, in accordance with SEC rules, annually will disclose on Form N-PX the Funds' proxy voting record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is updated each year by August 1 and is available without charge, upon request, by calling toll free 800-539-FUND (800-539-3863) or by accessing the SEC's website at www.sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Adviser is also responsible for the implementation of those decisions, including the selection of broker/dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage. Under the terms of the Advisory Agreement, the Adviser may delegate these responsibilities to a sub-adviser.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally been fixed for trades on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets for such securities, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the- counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission (the underwriter's concession) or discount.

Fixed income and convertible securities are bought and sold through broker-dealers acting on a principal basis. These trades are not charged a commission, but rather are marked up or marked down by the executing broker- dealer. The Adviser does not know the actual value of the markup/markdown. However, the Adviser attempts to ascertain whether the overall price of a security is reasonable through the use of competitive bids. Orders to buy or sell convertible securities and fixed income securities are placed on a competitive basis with a reasonable attempt made to obtain three competitive bids or offers. Exceptions are: (1) where the bid/ask spread is 5 basis points or less, provided the order is actually filled at the bid or better for sales and at the ask or better for purchases; (2) securities for which there are only one or two market makers; (3) block purchases considered relatively large; (4) swaps, a simultaneous sale of one security and purchase of another in substantially equal amounts for the same account, intended to take advantage of an aberration in a spread relationship, realize losses, etc.; and (5) purchases and/or sales of fixed income securities for which, typically, more than one offering of the same issue is unobtainable; subject to a judgment by the trader that the bid is competitive.

It is the policy of the Adviser to obtain the "best execution" of its clients' securities transactions. The Adviser strives to execute each client's securities transactions in such a manner that the client's total costs or proceeds in each transaction are the most favorable under the circumstances. Commission rates paid on securities transactions for client accounts must reflect comparative market rates.

In purchasing and selling the Fund's portfolio securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker/dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. In selecting broker/dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or the Funds. It is not the Adviser's practice to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 , the Adviser may cause a Fund to pay broker- dealers that provide brokerage and research services a commission rate that exceeds the amount other broker/dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker/dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

The brokerage and research services are in addition to and do not replace the services and research that the Adviser is required to perform and do not reduce the investment advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

Brokerage commissions may never be used to compensate a third party for client referrals unless the client has directed such an arrangement. In addition, brokerage commissions may never be used to obtain research and/or services for the benefit of any employee or non-client entity.

The Adviser will make a good faith determination that the commissions paid are reasonable in relationship to the value of the services received and continually reviews the quality of execution it receives from and the commission rates charged by the brokers it uses to carry out trades for its clients. The Adviser will consider the full range and quality of a broker's services in placing brokerage including, but not limited to, the value of research provided, execution capability, commission rate, willingness and ability to commit capital and responsiveness. The lowest possible commission cost alone does not determine broker selection. The transaction that represents the best quality execution for a client account will be executed. Commission ranges and the actual commission paid for trades of listed stocks and over-the-counter stocks may vary depending on, but not limited to, the liquidity and volatility of the stock and services provided to the Adviser by the broker.

Some brokers executing trades for the Adviser's clients may, from time to time, receive liquidity rebates in connection with the routing of trades to Electronic Communications Networks. Since the Adviser is not a broker, however, it is ineligible to receive such rebates and does not obtain direct benefits for its clients from this broker practice.

Investment decisions for the Fund are made independently from those made for the other Fund or any other investment company or account managed by the Adviser. Such other investment companies or accounts may also invest in the same securities and may follow similar investment strategies as the Funds. The Adviser may combine transaction orders ("bunching" or "blocking" trades) for more than one client account where such action appears to be equitable and potentially advantageous for each account (e.g., for the purpose of reducing brokerage commissions or obtaining a more favorable transaction price.) The Adviser will aggregate transaction orders only if it believes that the aggregation is consistent with its duty to seek best execution for its clients and is consistent with the terms of investment advisory agreements with each client for whom trades are being aggregated. Both equity and fixed income securities may be aggregated. When making such a combination of transaction orders for a new issue or secondary market trade in an equity security, the Adviser adheres to the following objectives:

•Fairness to clients both in the participation of execution of orders for their account, and in the allocation of orders for the accounts of more than one client.

•Allocation of all orders in a timely and efficient manner.

In some rare cases, "bunching" or "blocking" trades may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades.

The aggregation of transactions for advisory accounts and proprietary accounts (including partnerships and other accounts in which the Adviser or its associated persons are partners or participants, and managed employee accounts) is permissible. However, no proprietary account may be favored over any other participating account and such practice must be consistent with the Adviser's policies and procedures including its Code of Ethics.

Equity trade orders are executed based only on trade instructions received from portfolio managers by the trading desk. Portfolio managers may enter trades to meet the full target allocation immediately or may meet the allocation through moves in incremental blocks. Orders are processed on a "first-come, first-served" basis. At times, a rotation system may determine "first-come, first-served" treatment when the equity trading desk receives the same order for multiple accounts simultaneously. The Adviser will utilize a rotation whereby the Victory Funds, even if aggregated with other orders, are in the first block(s) to trade within the rotation. To aggregate orders, the equity trading desk must determine that all accounts in the order will benefit. Any new trade that can be blocked with an existing open order may be added to the open order to form a larger block. The Adviser receives no additional compensation or remuneration of any kind as a result of the aggregation of trades. All accounts participating in a block execution receive the same execution price, an average share price, for securities purchased or sold on a trading day. Execution prices may not be carried overnight. Any portion of an order that remains unfilled at the end of a given day shall be rewritten (absent contrary instructions) on the following day as a new order. Accounts with trades executed the next day will receive a new daily average price to be determined at the end of the following day.

If the order is filled in its entirety, securities purchased in the aggregate transaction will be allocated among accounts participating in the trade in accordance with an Allocation Statement prepared at the time of order entry. If the order is partially filled, the securities will be allocated pro rata based on the Allocation Statement. Portfolio managers may allocate executed trades in a different manner than indicated on the Allocation Statement (e.g., non- pro rata) only if all client accounts receive fair and equitable treatment.

In some instances, such as trading in fixed income securities, it may not be practical to complete the Allocation Statement prior to the placement of the order. In that case, the trading desk will complete the Allocation Statement as soon as practicable, but no later than the end of the same business day on which the securities have been allocated to the trading desk by the broker.

Where the full amount of a block execution is not executed, the partial amount actually executed will be allocated on a pro rata basis whenever possible. The following execution methods may be used in place of a pro rata procedure: relative size allocations, security position weighting, priority for specialized accounts, or a special allocation based on compliance approval.

In making investment decisions for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parents, subsidiaries or affiliates, and, in dealing with their commercial customers, the Adviser, its parents, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund. Portfolio securities will not be purchased from or sold to the Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

No brokerage commissions were paid by the Funds as it had not yet commenced operations prior to the date of this SAI.

Affiliated Brokerage. The Board has authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Board has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time."

The Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser or its affiliates. From time to time, when determined by the Adviser or Sub-adviser to be advantageous to the Funds, the Adviser may execute portfolio transactions through affiliated broker- dealers. All such transactions must be consistent with best execution and completed in accordance with procedures approved by the Board.

No payments were made to any affiliated brokers by the Fund as it had not yet commenced operations prior to the date of this SAI.

Allocation of Brokerage in Connection with Research Services. The Fund has not paid brokerage commissions since it had not yet commenced operations prior to the date of this SAI.

Securities of Regular Brokers or Dealers. The SEC requires the Trust to provide certain information for those funds that held securities of their regular brokers or dealers (or their parent companies) during the most recent fiscal year. The Fund did not hold any securities of their regular broker or dealers since they had not yet commenced operations prior to the date of this SAI.

Portfolio Turnover

The Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Fund's portfolio turnover rates stated in the Prospectus are calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The turnover rate for the Fund will vary from year-to-year, and, depending on market conditions, could be greater in periods of unusual market movement and volatility. Transaction costs associated with turnover are borne directly by the Fund and, ultimately, by its shareholders. A high rate of portfolio turnover (generally, over 100%

annually) will generally involve correspondingly greater transaction costs. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

Portfolio turnover rates are not presented as the Fund had not yet commenced operations prior to the date of this SAI.

DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS

The Fund distribute substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment. The Fund ordinarily declares and pays dividends from its net investment income. The Fund declares and pays capital gains annually. Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund.

The amount of distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio and expenses borne by the Fund. Dividends are calculated in the same manner, at the same time and on the same day for shares.

For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.

TAXES

Information set forth in the Prospectus that relates to federal income taxation is only a summary of certain key federal income tax considerations generally affecting purchasers of shares of the Fund. The following is only a summary of certain additional income and excise tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders and the discussions here and in the Fund's Prospectus are not intended as substitutes for careful tax planning. In addition, the following summary does not describe the tax consequences to an Authorized Participant from the creation and redemption of Creation Units. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the following summary does not describe the tax consequences to foreign trusts, foreign estates and foreign partnerships. Lastly, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders, provided that it distributes at least the sum of 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains), the amount thereof may be carried forward and would retain its character as either a short-term capital loss or a long-term capital loss that can be used to offset such capital gains in future years. There is no limitation on the number of years to which net capital losses may be carried. However, the amount of capital loss that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Fund.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income from interests in qualified publicly traded partnerships (the "Income Requirement").

A regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, may elect (unless it has made a taxable year election for excise tax purposes as discussed below, in which case different rules apply) to treat all or any part of certain net capital losses incurred after October 31 of a taxable year, and certain net ordinary losses incurred after October 31 or December 31 of a taxable year, as if they had been incurred in the succeeding taxable year.

In addition to satisfying the Income and Distribution Requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or the securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA and SLMA, are treated as U.S. government securities.

The Fund may invest in futures contracts, options on futures contracts and other similar investments that provide exposure to commodities such as gold or other precious metals, energy or other commodities. Income or gain, if any, from such investments may not be qualifying income for purposes of the Income Requirements and the Fund's investments in such instruments may not be treated as an investment in a "security" for purposes of the asset diversification test.

If for any taxable year the Fund does not qualify as a regulated investment company after taking into account cure provisions available for certain failures to so qualify (certain of which would result in the imposition of a tax on the Fund), all of its taxable income (including its net capital gain) will be subject to tax at the regular corporate rate without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for: (i) the dividends-received deduction, in the case of corporate shareholders; or (ii) treatment as "qualified dividend income," in the case of non-corporate shareholders. In addition, to qualify again to be taxed as a regulated investment company in a subsequent year, the Fund would be required to distribute to shareholders its earnings and profits attributable to non-qualifying years. Further, if the Fund failed to qualify for a period greater than two taxable years, then, in order to qualify as a regulated investment company in a subsequent year, the Fund would be required to elect to recognize and pay tax on any net built-in gain (i.e., the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of five years.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to at least the sum of (i) 98% of its ordinary taxable income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, any ordinary income or capital gain net income retained by a regulated investment company that is subject to corporate income tax will be treated as having been distributed during the taxable year ending in such calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Investments

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

The Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year, all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year and any termination payments that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non- periodic payment that relates to an interest rate swap, cap, floor, or collar is recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or under an alternative method provided in Treasury Regulations). A termination payment is recognized in the year the notional principal contract is extinguished, assigned, or terminated (i.e., in the year the termination payment is made).

Income from options on individual securities written by the Fund will not be recognized by the Fund for tax purposes until an option is exercised or lapses. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. If the Fund enters into a closing transaction, the difference between the premiums received and the amount paid by the Fund to close out its position will generally be treated as short- term capital gain or loss. If an option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security, and the character of any gain on such sale of the underlying security as short-term or long-term capital gain will depend on the holding period of the Fund in the underlying security. Because the Fund will not have control over the exercise of the options it writes, such exercises or other required sales of the underlying securities may cause the Fund to realize gains or losses at inopportune times.

The Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a "QEF"), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long- term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election with respect to a PFIC in which it invests, a Fund must obtain certain information from the PFIC on an annual basis, which the PFIC may be unwilling or unable to provide. Second, a Fund that invests in marketable stock of a PFIC may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund's adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Solely for purposes of Code Sections 1291 through 1298, the Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as a dividend.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Gain or loss on the sale of securities by the Fund will generally be long-term capital gain or loss if the securities have been held by the Fund for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

The Fund may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service ("IRS"). To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, potentially requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

The Fund may invest a portion of its net assets in below investment grade securities. Investments in these types of securities may present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether modifications or exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues could affect the Fund's ability to distribute sufficient income to preserve its status as a regulated investment company or to avoid the imposition of U.S. federal income or excise tax.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a "qualified dividend"), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from the Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund's gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be reported by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days in the case of certain preferred stock) during the 121-day period (181- day period in the case of certain preferred stock) beginning on the date that is 60 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code Section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of an option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the non-corporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Qualified dividends are, in general, dividends from taxable U.S. corporations and certain foreign corporations. Dividends from a foreign corporation may be qualified dividends if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States, (2) the foreign corporation is incorporated in a possession of the United States or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the United States that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not constitute qualified dividends.

Distributions attributable to dividends received by the Fund from domestic corporations will qualify for the 50% dividends-received deduction ("DRD") for corporate shareholders only to the extent discussed below. Distributions attributable to dividends paid by a foreign corporation, a REIT or a corporation exempt from tax generally do not qualify for the DRD.

Ordinary income dividends paid by the Fund with respect to a taxable year may qualify for the 50% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period (181-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of an option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 50% of the shareholder's taxable income (determined without regard to the DRD and certain other items).

If the Fund receives a dividend (other than a capital gain dividend) in respect of any share of REIT stock, then Fund dividends attributable to that REIT dividend income (as reduced by certain Fund expenses) may be reported by the Fund as eligible for the 20% deduction for "qualified REIT dividends" generally available to non-corporate shareholders under the Code. However, a dividend from the Fund may not be treated as a qualified REIT dividend

(1)if it has been paid with respect to any share of REIT stock that the Fund has held for less than 46 days during the 91- day period beginning on the date that is 45 days before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code Section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of an option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the non-corporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions none of the capital gain recognized upon the Fund's disposition of domestic qualified "small business" stock will be subject to tax (with certain limitations).

Conversely, if the Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the corporate tax rates. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions by the Fund in excess of its current and accumulated earnings and profits will be treated as a tax-free return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. In addition, if the NAV at the time a shareholder purchases shares of the Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. In addition, certain other distributions made after the close of the Fund's taxable year may be "spilled back" and treated as paid by the Fund (except for the purposes of the 4% nondeductible excise tax) during such taxable year. In such case, a shareholder will be treated as having received such dividends in the taxable year in which the distributions were actually made. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their "net investment income," which should include dividends from the Fund and net gains from the disposition of shares of the Fund.

U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on distributions paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Amounts withheld under the backup withholding rules will be allowed as a refund or a credit against a shareholder's U.S. federal income tax liability provided the required information is furnished to the IRS.

Sale of Shares

A shareholder will generally recognize gain or loss on the sale of shares of the Fund in an amount equal to the difference between the proceeds of the sale the shareholder's adjusted tax basis in the shares. All or a portion of any loss may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. In general, any gain or loss arising from (or treated as arising from) the sale of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale of shares held for six months or less will be disallowed to the extent of the amount of exempt- interest dividends received on such shares (unless the loss is with respect to shares of the Fund for which the holding period began after December 22, 2010, and the Fund declares exempt- interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly) and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For these purposes, the special holding period rules of Code Section 246(c) (discussed above in connection with qualified dividends, qualified REIT dividends and the dividends-received deduction) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Shelter and Other Reporting Requirements

If a shareholder realizes a loss on the disposition of shares of the Fund of at least $2 million in any single taxable year or at least $4 million in any combination of taxable years for an individual shareholder, or at least $10 million in any single taxable year or at least $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. Each shareholder will be notified days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder would be subject to a 30% U.S. withholding tax (or lower applicable treaty rate) upon the gross amount of the dividend. Such foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund or capital gain dividends unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

U.S. withholding tax generally does not apply to amounts properly designated by the Fund as an "interest-related dividend" or a "short-term capital gain dividend." The aggregate amount treated as an interest-related dividend for a year is limited to the Fund's qualified net interest income for the year, which is the excess of the sum of the Fund's qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of the Fund's net short-term capital gain over its net long-term capital loss. In order to qualify for this exemption from withholding, a foreign investor needs to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reported the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations, and, if the foreign shareholder is a corporation, the shareholder may be subject to an additional "branch profits tax" imposed at the rate of 30% (or lower applicable treaty rate).

In the case of foreign noncorporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Under the "Foreign Account Tax Compliance Act" and existing guidance thereunder, commonly known as "FATCA," a 30% withholding tax on dividends paid by the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a "foreign financial institution" as defined under FATCA, the foreign entity undertakes certain due diligence, reporting, withholding, and certification obligations, (ii) if the foreign entity is not a "foreign financial institution," it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If withholding is required under FATCA on a payment related to any Fund distribution, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefit of such exemption or reduction. An intergovernmental agreement between the United States and an applicable foreign country, or future Treasury regulations or other guidance, may modify the foregoing requirements. The Fund will not pay any additional amounts in respect of amounts withheld under FATCA. Each investor should consult its tax adviser regarding the effect of FATCA based on its individual circumstances.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Cost Basis Reporting

The Fund is generally required by law to report to shareholders and the IRS on Form 1099-B "cost basis" information for shares of the Fund acquired on or after January 1, 2012, and sold or redeemed after that date. Upon a disposition of such shares, the Fund will be required to report the adjusted cost basis, the gross proceeds from the disposition, and the character of realized gains or losses attributable to such shares. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. The "cost basis" of a share is generally its purchase price adjusted for returns of capital, and other corporate actions. "Cost basis" is used to determine whether a sale or other disposition of the shares results in a gain or loss.

The Fund will permit shareholders to elect among several IRS-accepted cost basis methods to determine the cost basis in their shares. If a shareholder does not affirmatively elect a cost basis method, then the Fund's default cost basis calculation method, which is currently the average cost method, will be applied to their account. The cost basis method elected or applied may not be changed after the settlement date of a sale of shares.

If a shareholder holds shares through a broker, the shareholder should contact that broker with respect to the reporting of cost basis information.

Shareholders are urged to consult their tax advisers regarding specific questions with respect to the application of the new cost basis reporting rules and, in particular, which cost basis calculation method to elect.

Effect of Future Legislation, Foreign, State and Local Tax Considerations

The foregoing general discussion of U.S. federal income and excise tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of foreign, state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other foreign, state and local tax rules affecting an investment in a Fund.

ADDITIONAL INFORMATION

Description of Shares

As a Delaware statutory trust, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Fund; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. Under the Trust's Second Amended and Restated Agreement and Declaration of Trust dated February 26, 2019 ("Declaration of Trust"), each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. Therefore, the Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders or unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act. At such time, the Trustees then in office will call a shareholders meeting. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Fund have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with no par value. The Declaration of Trust authorizes the Trustees to divide or re-divide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series that are available for distribution. The Board may classify and reclassify the shares of the Fund into classes of shares at a future date.

Fund shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote ("share-based voting"). Alternatively (except where the 1940 Act requires share- based voting), the Trustees in their discretion may determine that shareholders are entitled to one vote per dollar of NAV (with proportional voting for fractional dollar amounts). Shareholders of all series and classes will vote together as a single class on all matters except (1) when required by the 1940 Act or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than one-third of the outstanding shares. Upon written request by ten or more shareholders of record meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders of record for at least six months, and who hold shares having an NAV of at least $25,000 or constituting 1% of the outstanding shares, whichever is less) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

The Declaration of Trust permits the Trustees to take certain actions without obtaining shareholder approval, if the Trustees determine that doing so would be in the best interests of shareholders. These actions include: (a) reorganizing the Fund with another investment company or another series of the Trust; (b) liquidating the Fund;

(c)restructuring a Fund into a "master/feeder" structure, in which the Fund (the "feeder") would invest all of its assets in a separate "master" fund; and (d) amending the Declaration of Trust, unless shareholder consent is required by law.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares, as defined under the 1940 Act, of the series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund and any other series in the matter are identical, or that the matter does not affect any interest of other series of the Trust. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of

Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

Shareholder and Trustee Liability

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations and the Declaration of Trust provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Declaration of Trust also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Declaration of Trust states further that to the fullest extent permitted by Delaware law, no Trustee or officer of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Derivative Actions Brought by Shareholders

Pursuant to the Declaration of Trust, a shareholder may bring a derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board or on the boards of one or more investment companies managed by the Adviser or that share the same principal underwriter. For purposes of this requirement, the Board may designate a committee of one Trustee to consider a shareholder demand if necessary to create a committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue.

Disclosure of Portfolio Holdings

The Board has adopted policies with respect to the disclosure of the Fund's portfolio holdings by the Fund, the Adviser, or their affiliates. These policies provide that the Fund's portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Fund, third parties providing services to the Fund (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Fund.

The Trust's Chief Compliance Officer is responsible for monitoring the Fund's compliance with these policies and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Public Disclosure

Each business day, the Fund's portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund's anticipated holdings on the current business day.

For in-kind creations, a basket composition file, which includes the names and quantities of Deposit Securities to deliver in exchange for a Creation Unit of shares, together with an estimated Cash Component for the current business day, will be publicly disseminated daily prior to the opening of the Exchange via the NSCC. The basket represents one Creation Unit of the Fund. The Trust and the Adviser will not disseminate non-public information concerning the Fund's portfolio holdings. However, access to information concerning the Fund's portfolio holdings may be permitted to personnel of third party service providers, including the Fund's custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Fund. From time to time, information concerning portfolio holdings other than portfolio holding information made available in connection with the Creation Unit process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or raking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund also discloses its complete portfolio holdings in its annual and semiannual reports to shareholders, which are sent to shareholders no later than 60 days after the relevant fiscal period (June 30 and December 31, respectively) and are available on the Fund's website, VictorySharesLiterature.com. The Fund also files its complete portfolio holdings with the SEC for the first and third fiscal quarters on Form N-PORT, and make their portfolio holdings available on their website in accordance with Rules 30e-3 and 6c-11 under the 1940 Act. You can find these filings on the SEC's website, www.sec.gov.

Non-Public Disclosures

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may only be made if: (i) the Fund has a "legitimate business purpose" (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any "affiliated person" of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any "affiliated person" of the Adviser or Distributor.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and a Fund's shareholders and will act in the best interest of the Fund's shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.

Principal Holders of Fund Shares

No information is presented as the Fund has not yet commenced operations prior to the date of this SAI.

Expenses

Unless agreed upon otherwise with a third party, all expenses incurred in administration of the Fund will be charged to the Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Fund is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of the Fund, including the expenses of communications with its shareholders, are paid by that Fund.

Legal Counsel

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.

Independent Registered Public Accounting Firm

[ ], located at [ ], serves as the independent registered public accounting firm for the Fund.

Financial Statements

No audited financial statements are available since the Fund had not yet commenced operations prior to the date of this SAI.

Miscellaneous

As used in the Prospectus and in this SAI, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Trust upon the issuance or sale of shares of the Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.

As used in the Prospectuses and in this SAI, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

While this SAI and the Prospectus describe pertinent information about the Trust and the Fund, neither this SAI nor the Prospectus represents a contract between the Trust or the Fund and any shareholder.

Registration Statement
of
VICTORY PORTFOLIOS II
on
Form N-1A
PART C. OTHER INFORMATION

Item	Exhibits
28.
(a)		Articles of Incorporation.
	(1)	Registrant's Second Amended and Restated Agreement and Declaration of Trust dated February 26, 2019.
	(2)(a)	Registrant's Certificate of Trust dated April 12, 2012.
	(2)(b)	Certificate of Amendment to Registrant's Certificate of Trust.
	(2)(c)	Certificate of Amendment to Registrant's Certificate of Trust.
(b)		By-Laws., Amended and Restated as of May 1, 2015.
(c)		Instruments Defining Rights of Security Holder. None other than in the Second Amended and Restated
Agreement and Declaration of Trust and By-Laws of the Registrant.
(d)		Investment Advisory Contracts.
	(1)(a)	Investment Advisory Agreement dated May 1, 2015, between Registrant and Victory Capital Management Inc.
("Victory Capital" or the "Adviser").
	(1)(b)	Schedule A to Advisory Agreement dated May 21, 2015, current as of [ ]. (to be filed by amendment)
(e)		Underwriting Contracts.
	(1)(a)	ETF Distribution Agreement dated as of February 24, 2017 with Foreside Fund Services, LLC ("Foreside")
with respect to each exchange-traded fund series of the Registrant.
	(1)(b)	ETF Distribution Agreement with Foreside effective as of September 30, 2021.
	(1)(c)	Amendment #1 dated May 31, 2017 to the ETF Distribution Agreement with Foreside.
	(1)(d)	Amendment #2 dated December 4, 2019 to the ETF Distribution Agreement with Foreside.
	(1)(e)	Amendment #3 dated May 12, 2020 to the ETF Distribution Agreement with Foreside.
	(1)(f)	Amendment #4 dated June 18, 2020 to the ETF Distribution Agreement with Foreside.
	(1)(g)	Amendment #5 dated October 27, 2020 to the ETF Distribution Agreement with Foreside.
	(1)(h)	Amendment #6 dated May 18, 2021 to the ETF Distribution Agreement with Foreside.
	(1)(i)	Amendment #7 dated [ ] to the ETF Distribution Agreement with Foreside. (to be filed by amendment)
	(3)	Form of Authorized Participant Agreement with respect to each exchange-traded fund series of the Registrant.
	(4)(a)	Distribution Agreement with Victory Capital Advisers, Inc. ("VCA") with respect to each mutual fund series of the Registrant.
	(4)(b)	Amendment dated August 19, 2015 to the Distribution Agreement with VCA with respect to each mutual fund series of the Registrant.
	(4)(c)	Schedule I to the Distribution Agreement, current as of [ ]. (to be filed by amendment)
(f)		Bonus or Profit Sharing Contracts. None.
(g)		Custodian Agreements.
	(1)(a)	Global Custodial Services Agreement with Citibank, N.A. dated August 5, 2008.
	(1)(b)	Amendment and Joinder to the Global Custodial Services Agreement dated August 19, 2015.
	(1)(c)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated July 15, 2016.
	(1)(d)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated August 24, 2016.
	(1)(e)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated February 27, 2017.
	(1)(f)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated March 1, 2019.
	(1)(g)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated June 18, 2020.
	(1)(h)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated September 10, 2020.
	(1)(i)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated August 31, 2020.
	(1)(j)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated December 2, 2020.
	(1)(k)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated January 1, 2021.
	(1)(l)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated May 18, 2021.
	(1)(m)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated [ ]. (to be filed by amendment)
(h)		Other Material Contracts.
	(1)	Revised Form of Broker-Dealer Agreement with respect to each mutual fund series of the Registrant.

	(2)(a)	Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, dated July 1, 2006 with Victory Capital Management Inc.
	(2)(b)	Amendment No. 1 dated July 1, 2009 to the Administration and Fund Accounting Agreement.
	(2)(c)	Amendment No. 2 dated July 1, 2012 to the Administration and Fund Accounting Agreement.
	(2)(d)	Amendment No. 3 dated May 21, 2015 to the Administration and Fund Accounting Agreement.
	(2)(e)	Amendment No. 4 dated August 19, 2015 to the Administration and Fund Accounting Agreement.
	(2)(f)	Amendment No. 5 dated August 24, 2016 to the Administration and Fund Accounting Agreement.
	(2)(g)	Amendment No. 6 dated February 28, 2018 to the Administration and Fund Accounting Agreement.
	(2)(h)	Amendment No. 7 dated February 27, 2019 to the Administration and Fund Accounting Agreement.
	(2)(i)	Amendment No. 8 dated June 18, 2020 to the Administration and Fund Accounting Agreement.
	(2)(j)	Amendment No 9 dated December 2, 2020 to the Administration and Fund Accounting Agreement.
	(2)(k)	Amendment No 10 dated May 18, 2021 to the Administration and Fund Accounting Agreement.
	(2)(l)	Amendment No. 11 dated November 18, 2021 to the Administration and Fund Accounting Agreement dated
July 1, 2006.
	(2)(m)	Amendment No 12 dated [ ] to the Administration and Fund Accounting Agreement. (to be filed by amendment)
	(3)(a)	Transfer Agency Agreement with FIS Investor Services LLC ("FIS") dated November 7, 2015, with respect to each mutual fund series of the Registrant.
	(3)(b)	Amendment dated November 1, 2016 to the Transfer Agency Agreement.
	(3)(c)	Amendment dated February 22, 2021 to the Transfer Agency Agreement.
	(3)(d)	Amendment dated August 24, 2021 to the Transfer Agency Agreement.
	(3)(e)	Data Protection Addendum dated May 30, 2018 to the Transfer Agency Agreement.
	(4)(a)	Transfer Agency Services Agreement with Citibank, N.A. dated February 27, 2017 with respect to exchange-
traded fund series of the Registrant.
	(4)(b)	Amendment No. 1 dated March 1, 2019 to the Transfer Agency Agreement with Citibank, N.A.
	(4)(c)	Amendment No. 2 dated June 18, 2020 to the Transfer Agency Agreement with Citibank N.A.
	(4)(d)	Amendment No. 3 dated May 18, 2021 to the Transfer Agency Agreement with Citibank N.A.
	(4)(e)	Amendment No. 4 dated [ ] to the Transfer Agency Agreement with Citibank N.A. (to be filed by amendment)
	(5)(a)	Sub-administration and Sub-accounting Services Agreement dated October 1, 2015.
	(5)(b)	Amendment to the Sub-administration and Sub-accounting Services Agreement dated February 27, 2017.
	(5)(c)	Amendment No. 2 dated February 28, 2018 to the Sub-administration and Sub-accounting Services Agreement.
	(5)(d)	Amendment No. 3 dated February 27, 2019 to the Sub-administration and Sub-accounting Services Agreement.
	(5)(e)	Amendment No. 4 dated July 1, 2019 to the Sub-administration and Sub-accounting Services Agreement.
	(5)(f)	Amendment No. 5 dated June 18, 2020 to the Sub-administration and Sub-accounting Services Agreement.
	(5)(g)	Amendment No. 6 dated August 25, 2020 to the Sub-administration and Sub-accounting Services Agreement.
	(5)(h)	Amendment No. 7 dated to December 2, 2020 the Sub-administration and Sub-accounting Services Agreement.
	(5)(i)	Amendment No. 8 dated April 1, 2021 to the Sub-administration and Sub-accounting Services Agreement.
	(5)(j)	Amendment No. 9 dated as of November 30, 2021 to the Sub-Administration and Sub-Fund Accounting
Agreement.
	(5)(k)	Amendment No. 10 dated as of [ ] to the Sub-Administration and Sub-Fund Accounting Agreement. (to be
filed by amendment)
	(6)(a)	Amended and Restated Expense Limitation Agreement between Registrant and Victory Capital dated May 1,
2021.
	(6)(b)	Schedule A to the Expense Limitation Agreement, current as of [ ]. (to be filed by amendment)
	(7)(a)	License Agreement dated as of May 1, 2015 between Victory Capital and Registrant.
	(7)(b)	First Amendment dated April 18, 2017 to License Agreement.
	(8)(a)	Global Securities Lending Agency Agreement effective November 30, 2021 between Registrant and CitiBank
N.A. (to be filed by amendment)
(i)(l)		Opinions of Morrison & Foerster LLP dated July 7, 2015 and Morris Nichols Arsht & Tunnell LLP dated July
7, 2015 relating to the Compass EMP US Small Cap 500 Volatility Weighted Index ETF, Compass EMP
International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted
Index ETF, Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP
US Small Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP International High Dividend
100 Volatility Weighted Index ETF and Compass EMP Emerging Market High Dividend 100 Volatility
Weighted Index ETF, previously filed on July 7, 2015 as an exhibit to Post- Effective Amendment No. 32 to the
Registrant's Registration Statement, is hereby incorporated by reference.
(i)(2)		Opinions of Morrison & Foerster LLP dated September 25, 2015 and Morris Nichols Arsht & Tunnell LLP
dated September 25, 2015 relating to the Compass EMP US High Dividend 100 Volatility Weighted Fund and
Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund, previously filed on September 25,

2015 as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Registration Statement, is hereby incorporated by reference.
(i)(3)		Opinions of Morrison & Foerster LLP dated October 28, 2015 and Morris Nichols Arsht & Tunnell LLP dated
October 28, 2015 relating to the Victory CEMP US 500 Volatility Wtd Index Fund — Class R6 and Victory
CEMP US 500 Enhanced Volatility Wtd Index Fund — Class R6, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant's Registration Statement, is hereby incorporated by reference.
(i)(4)		Opinions of Morrison & Foerster LLP dated April 10, 2017 and Morris Nichols Arsht & Tunnell LLP dated
April 10, 2017 relating to the VictoryShares Global Multi-Factor Minimum Volatility ETF, VictoryShares US
Multi-Factor Minimum Volatility ETF, VictoryShares International Multi-Factor Minimum Volatility ETF,
VictoryShares Dividend Accelerator ETF, VictoryShares Quality Value ETF and VictoryShares Quality
Growth ETF, previously filed on April 10, 2017 as an exhibit to Post Affective Amendment No. 56 to the
Registrant's Registration Statement, is hereby incorporated by reference.
(i)(5)		Opinion of Morris Nichols Arsht & Tunnell LLP dated April 5, 2019 relating to the VictoryShares USAA Core
Intermediate Term Bond ETF, VictoryShares USAA Core Short-Term Bond ETF, VictoryShares USAA MSC
USA Value Momentum ETF, VictoryShares USAA MSCI USA Small Cap Value Momentum ETF,
VictoryShares USAA MSCI International Value Momentum ETF, and VictoryShares USAA MSCI Emerging
Markets Value Momentum ETF.
(i)(6)		Opinion of Morris, Nichols, Arsht & Tunnell LLP dated June 10, 2020 relating to the Victory Market Neutral
Income Fund — Member Class.
(i)(7)		Opinion of Morris, Nichols, Arsht & Tunnell LLP dated September 2, 2020 relating to the VictoryShares
NASDAQ Next 50 ETF.
(i)(8)		Opinion of Morris, Nichols, Arsht & Tunnell LLP dated September 28, 2021 relating to the VictoryShares ESG
ETFs.
(i)(9)		Opinion of Morris, Nichols, Arsht & Tunnell LLP dated [ ] relating to the VictoryShares WestEnd U.S. Sector
ETF. (to be filed by amendment)
(j)	(1)(a)	Consent of Sidley Austin LLP.
	(1)(b)	Consent of Sidley Austin LLP.
	(1)(c)	Consent of Sidley Austin LLP. (filed herewith)
(j)	(2)(a)	Consent of Independent Registered Public Accounting Firm with respect to the Victory Portfolios October 31 fiscal year end funds.
	(2)(b)	Consent of Independent Registered Public Accounting Firm with respect to the Victory Portfolios October 31 fiscal year end funds.
(k)		Omitted Financial Statements. None.
(l)		Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor.
(m)		Rule 12b-1 Plans.
	(1)(a)	Revised Class A Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the
Registrant.
	(1)(b)	Amended Exhibit A current as of December 2, 2020.
	(2)(a)	Revised Class C Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the
Registrant.
	(2)(b)	Amended Exhibit A current as of December 2, 2020.
	(3)(a)	Amended and Restated Distribution Plan Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant.
(n)		Rule 18f-3 Plan
	(1)(a)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 2, 2021.
	(1)(b)	Schedule A to Amended and Restated Rule 18f-3 Multi-Class Plan, current as February 2, 2021.
(o)		Reserved.
(p)		Codes of Ethics.
	(1)	Code of Ethics for the Registrant, as revised February 28, 2018.
	(2)	Code of Ethics for Victory Capital and VCA, dated January 1, 2021.
	(3)	Code of Ethics for Victory Capital and WestEnd Advisors, LLC, dated January 1, 2022. (filed herewith)
	(4)	Code of Ethics for Foreside amended June 4, 2021.

Item 29. Persons Controlled by or Under Common Control with the Registrant

Information pertaining to persons controlled by, or under common control with Registrant is hereby incorporated by reference to the section captioned "Management of the Trust" in the Statement of Additional Information ("SAI").

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, Section 8 of the Investment Advisory Agreement, Section 6 of the ETF Distribution Agreement with Foreside, Section 5 of the Distribution Agreement with VCA, Section 12 of the Global Custodial Services Agreement with Citibank, N.A., Section 9 of the Administration and Fund Accounting Agreement with Victory Capital, Section 7 of the Transfer Agency Services Agreement with Citibank, N.A. and Section 13 of the Form of Transfer Agency Agreement with FIS, each of which is incorporated by reference to the Exhibits. The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933 (the "Securities Act") and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Information pertaining to business and other connections of the Registrant's investment adviser, Victory Capital Management Inc. ("VCM" or "Adviser"), is hereby incorporated by reference to the section of the Prospectus captioned "Organization and Management of the Fund" and to the section of the SAI captioned "Investment Adviser and Other Service Providers." The Adviser is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH"), a publicly traded Delaware corporation.

The principal executive officers and directors of the Adviser and VCH are as follows:

David C. Brown	Director, Chairman and Chief Executive Officer of Adviser and VCH
Kelly S. Cliff	President, Investment Franchises of Adviser and VCH, Director of Adviser
Michael D. Policarpo,	President, Chief Financial Officer and Chief Administrative Officer of Adviser and VCH, Director of
II	Adviser
Nina Gupta	Chief Legal Officer and Secretary of Adviser and VCH, Director of Adviser

The business address of the foregoing individuals is 15935 La Cantera Parkway, San Antonio, Texas 78256.

To the knowledge of Registrant, none of the directors or officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriters.

(a)(1) Shares of the mutual fund series of Victory Portfolios II are distributed by Victory Capital Services, Inc. ("VCS"). VCS also acts as principal underwriter for Victory Portfolios, Victory Variable Insurance Funds and USAA Mutual Funds Trust.

(a)(2) In addition to acting as principal underwriter for the exchange-traded fund series of Victory Portfolios II, Foreside acts as the principal underwriter for the following:

1.ABS Long/Short Strategies Fund

2.Absolute Shares Trust

3.AdvisorShares Trust

4.AGF Investments Trust (f/k/a FQF Trust)

5.AIM ETF Products Trust

6.AlphaCentric Prime Meridian Income Fund

7.American Century ETF Trust

8.American Customer Satisfaction ETF, Series of ETF Series Solutions

9.Amplify ETF Trust

10.ARK ETF Trust

11.Bluestone Community Development Fund (f/k/a The 504 Fund)

12.Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

13.Bridgeway Funds, Inc.

14.Brinker Capital Destinations Trust

15.Calamos Convertible and High Income Fund

16.Calamos Convertible Opportunities and Income Fund

17.Calamos Global Total Return Fund

18.Carlyle Tactical Private Credit Fund

19.Center Coast Brookfield MLP & Energy Infrastructure Fund

20.Cliffwater Corporate Lending Fund

21.CornerCap Group of Funds

22.Davis Fundamental ETF Trust

23.Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions

24.Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

25.Defiance Quantum ETF, Series of ETF Series Solutions

26.Direxion Shares ETF Trust

27.Eaton Vance NextShares Trust

28.Eaton Vance NextShares Trust II

29.EIP Investment Trust

30.Ellington Income Opportunities Fund

31.EntrepreneurShares Series Trust

32.Esoterica Thematic ETF Trust

33.Evanston Alternative Opportunities Fund

34.Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)

35.Fiera Capital Series Trust

36.FlexShares Trust

37.Forum Funds

38.Forum Funds II

39.Friess Small Cap Growth Fund, Series of Managed Portfolio Series

40.GraniteShares ETF Trust

41.Guinness Atkinson Funds

42.Infinity Core Alternative Fund

43.Innovator ETFs Trust

44.Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)

45.Ironwood Institutional Multi-Strategy Fund LLC

46.Ironwood Multi-Strategy Fund LLC

47.IVA Fiduciary Trust

48.John Hancock Exchange-Traded Fund Trust

49.Manor Investment Funds

50.Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

51.Morningstar Funds Trust

52.OSI ETF Trust

53.Overlay Shares Core Bond ETF, Series of Listed Funds Trust

54.Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

55.Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

56.Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

57.Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

58.Pacific Global ETF Trust

59.Palmer Square Opportunistic Income Fund

60.Partners Group Private Income Opportunities, LLC

61.PENN Capital Funds Trust

62.Performance Trust Mutual Funds, Series of Trust for Professional Managers

63.Plan Investment Fund, Inc.

64.PMC Funds, Series of Trust for Professional Managers

65.Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions

66.Quaker Investment Trust

67.Renaissance Capital Greenwich Funds

68.Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions

69.RMB Investors Trust (f/k/a Burnham Investors Trust)

70.Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

71.Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

72.Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust

73.Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

74.Salient MF Trust

75.SharesPost 100 Fund

76.Six Circles Trust

77.Sound Shore Fund, Inc.

78.Strategy Shares

79.Syntax ETF Trust

80.Tactical Income ETF, Series of Collaborative Investment Series Trust

81.The Chartwell Funds

82.The Community Development Fund

83.The Relative Value Fund

84.Third Avenue Trust

85.Third Avenue Variable Series Trust

86.Tidal ETF Trust

87.TIFF Investment Program

88.Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

89.Timothy Plan International ETF, Series of The Timothy Plan

90.Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

91.Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

92.Transamerica ETF Trust

93.Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust

94.Trend Aggregation Dividend Stock ETF, Series of Collaborative Investment Series Trust

95.Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust

96.Trend Aggregation US ETF, Series of Collaborative Investment Series Trust

97.TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust

98.TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

99.TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

100.TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

101.TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

102.U.S. Global Investors Funds

103.Variant Alternative Income Fund

104.West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

105.WisdomTree Trust

106.WST Investment Trust

107.XAI Octagon Floating Rate & Alternative Income Term Trust

(b)(1) VCS, 4900 Tiedeman Road, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCS, all of whose principal business address is set forth above, are:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
David C. Brown	Director	Trustee
Michael D. Policarpo, II	Director	None
Peter Scharich	Director, Chief Compliance Officer and AML Officer	None
Nina Gupta	Director, Chief Legal Officer and Secretary	None
Donald Inks	Principal Operations Officer and President	None
Christopher Dyer	Chief Operations Officer	President
Christopher Ponte	Chief Financial Officer	Assistant Treasurer
(b)(2) To the best of Registrant's knowledge, the directors and executive officers of Foreside are as follows:

Name	Position and Offices with Underwriter	Positions and Offices with Registrant
Richard J. Berthy	President, Treasurer and Manager	None
Mark A. Fairbanks	Vice President	None
Jennifer K. DiValerio	Vice President	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Secretary	None
(c) Not applicable.

Item 33. Location of Accounts and Records.

(1)Victory Capital Management Inc., 15935 La Cantera Parkway, San Antonio, Texas 78256 (records relating to its functions as investment adviser and administrator).

(2)Citibank, N.A., 388 Greenwich St., New York, New York 10013 (records relating to its function as custodian and transfer agent for certain funds).

(3)Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its functions as sub-administrator and sub-fund accountant).

(4)FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent for certain funds).

(5)Victory Capital Services, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor for certain funds).

(6)Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to function as distributor for certain funds).

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of July 2022.

VICTORY PORTFOLIOS II

(REGISTRANT)

By:/s/ Christopher K. Dyer

Christopher K. Dyer, President

(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of July 2022.

Signature	Title

/s/ Christopher K. Dyer	President (Principal Executive Officer)

Christopher K. Dyer
/s/ Allan Shaer	Treasurer (Principal Accounting Officer and Principal Financial Officer)

Allan Shaer
*	Trustee
Leigh A. Wilson
*	Trustee
David Brooks Adcock
*	Trustee
Nigel D.T. Andrews
*	Trustee
E. Lee Beard
*	Trustee
David C. Brown
*	Trustee
Dennis M. Bushe
*	Chairman of the Board and Trustee
John L. Kelly
*	Trustee
David L. Meyer
*	Trustee
Gloria S. Nelund
*By: /s/ Jay G. Baris

Jay G. Baris
Attorney-in-Fact